UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 83.55%
1,027,948	Aberdeen Asia-Pacific Income Fund, Inc.	$5,920,981
115,510	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	1,594,038
45,601	Aberdeen Global Income Fund, Inc.	474,250
1,695,252	Adams Express Co.	22,156,944
536,301	AllianceBernstein Income Fund, Inc.	3,823,826
431,072	AllianzGI Equity & Convertible Income Fund	8,414,525
3,706,612	Alpine Total Dynamic Dividend Fund	15,530,704
61,622	Apollo Senior Floating Rate Fund, Inc.	1,115,358
194,466	Apollo Tactical Income Fund, Inc.	3,500,388
363,281	Avenue Income Credit Strategies Fund	6,386,480
119,117	Babson Capital Global Short Duration High Yield Fund	2,753,985
293,813	BlackRock Corporate High Yield Fund VI, Inc.	3,575,704
1,519,314	BlackRock Credit Allocation Income Trust IV, Inc.	19,842,241
495,418	BlackRock Debt Strategies Fund, Inc.	1,976,718
585,188	BlackRock Enhanced Equity Dividend Trust	4,646,393
136,396	BlackRock Floating Rate Income Strategies Fund, Inc.	1,992,746
1,227,474	BlackRock Global Opportunities Equity Trust	18,363,011
469,405	BlackRock International Growth and Income Trust	3,816,263
346,948	BlackRock Multi-Sector Income Trust	5,936,280
174,992	BlackRock Municipal Target Term Trust	2,995,863
24,562	BlackRock MuniHoldings Investment Quality Fund	307,516
277,978	Blackstone/GSO Long-Short Credit Income Fund	4,967,467
129,100	Blackstone/GSO Strategic Credit Fund	2,297,980
653,052	Boulder Growth & Income Fund, Inc.	5,250,538
272,671	Boulder Total Return Fund, Inc.	6,274,160
99,251	Brookfield Total Return Fund, Inc.	2,358,204
226,512	Calamos Convertible and High Income Fund	2,928,800
173,732	Calamos Global Dynamic Income Fund	1,558,376
88,453	Calamos Strategic Total Return Fund	963,253
336,099	CBRE Clarion Global Real Estate Income Fund	2,661,904
171,648	Central Europe and Russia Fund, Inc.	5,243,846
571,703	Central Fund of Canada Ltd. - Class A	7,575,065
66,022	Central Securities Corp.	1,433,998
535,437	Clough Global Equity Fund	8,411,715
1,465,439	Clough Global Opportunities Fund	19,153,288
61,855	Cohen & Steers Closed-End Opportunity Fund, Inc.	777,517
83,329	Cohen & Steers Dividend Majors Fund, Inc.	1,214,937
194,706	Cohen & Steers Quality Income Realty Fund, Inc.	1,845,813
132,576	Cohen & Steers REIT and Preferred Income Fund, Inc.	2,081,443
103,037	DWS High Income Trust	941,758
546,002	Eaton Vance Enhanced Equity Income Fund	7,098,026
87,939	Eaton Vance Floating-Rate Income Trust	1,342,829
214,932	Eaton Vance Limited Duration Income Fund	3,288,460
1,087,790	Eaton Vance Risk-Managed Diversified Equity Income Fund	12,259,393
136,517	Eaton Vance Senior Income Trust	943,332
119,169	Eaton Vance Short Duration Diversified Income Fund	1,819,711
1,480,703	Eaton Vance Tax-Managed Diversified Equity Income Fund	16,169,277
360,599	First Trust High Income Long/Short Fund	6,209,515
17,353	First Trust Intermediate Duration Preferred & Income Fund	368,751
108,871	First Trust Strategic High Income Fund II	1,747,380
342,462	Franklin Templeton Limited Duration Income Trust	4,448,581
326,504	General American Investors Co., Inc.	11,492,941

Shares/Description		Value
157,255	Global High Income Fund, Inc.	$1,559,970
4,100	Invesco Advantage Municipal Income Trust II	43,132
37,766	Invesco California Value Municipal Income Trust	430,532
603,864	Invesco Municipal Opportunity Trust	7,071,247
284,634	Invesco Municipal Trust	3,298,908
30,000	Invesco Quality Municipal Income Trust	333,600
46,752	Invesco Trust for Investment Grade Municipals	569,439
354,964	Invesco Van Kampen Dynamic Credit Opportunities Fund	4,579,036
231,180	Ivy High Income Opportunities Fund	4,156,616
3,550,510	Liberty All Star® Equity Fund	21,196,545
138,685	Macquarie Global Infrastructure Total Return Fund, Inc.	3,064,939
114,382	MFS Charter Income Trust	1,035,157
338,399	MFS Multimarket Income Trust	2,240,201
114,438	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,091,739
538,698	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	7,013,848
122,772	Neuberger Berman High Yield Strategies Fund, Inc.	1,627,957
466,540	Neuberger Berman Real Estate Securities Income Fund, Inc.	2,024,784
586,764	NexPoint Credit Strategies Fund	5,527,317
71,365	Nuveen AMT-Free Municipal Income Fund	859,235
311,980	Nuveen Build American Bond Term Fund	5,752,911
60,215	Nuveen California AMT-Free Municipal Income Fund	732,817
812,762	Nuveen Credit Strategies Income Fund	7,908,174
105,913	Nuveen Dividend Advantage Municipal Fund	1,333,445
132,503	Nuveen Floating Rate Income Opportunity Fund	1,613,887
582,091	Nuveen Intermediate Duration Municipal Term Fund	6,699,867
47,346	Nuveen Investment Quality Municipal Fund, Inc.	640,591
427,269	Nuveen Mortgage Opportunity Term Fund	9,887,005
106,401	Nuveen Mortgage Opportunity Term Fund 2	2,444,031
293,371	Nuveen Municipal Advantage Fund, Inc.	3,567,391
130,123	Nuveen Municipal Market Opportunity Fund, Inc.	1,561,476
351,660	Nuveen Municipal Opportunity Fund, Inc.	4,648,945
68,060	Nuveen Municipal Value Fund, Inc.	615,262
21,084	Nuveen Performance Plus Municipal Fund, Inc.	285,267
27,788	Nuveen Preferred & Income Term Fund	613,281
418,485	Nuveen Preferred Income Opportunities Fund	3,711,962
56,255	Nuveen Premier Municipal Income Fund, Inc.	695,874
89,419	Nuveen Premium Income Municipal Fund, Inc.	1,102,536
409,122	Nuveen Premium Income Municipal Fund, Inc. 2	5,134,481
60,440	Nuveen Quality Income Municipal Fund, Inc.	740,390
216,292	Nuveen Quality Preferred Income Fund II	1,760,617
125,818	Nuveen Quality Preferred Income Fund III	987,671
33,455	Nuveen Select Quality Municipal Fund	414,842
28,494	PIMCO Corporate & Income Strategy Fund	450,205
614,879	PIMCO Dynamic Credit Income Fund	13,822,480
81,849	PIMCO Dynamic Income Fund	2,384,261
127,107	PIMCO Income Strategy Fund	1,437,580
440,654	PIMCO Income Strategy Fund II	4,384,507
173,291	Prudential Global Short Duration High Yield Fund, Inc.	3,006,599
97,500	Putnam Municipal Opportunities Trust	1,047,150
448,903	Putnam Premier Income Trust	2,442,032
543,419	Royce Focus Trust, Inc.	4,140,853
129,801	Royce Global Value Trust, Inc.(a)	1,153,931
1,581,551	Royce Value Trust, Inc.	25,320,632
267,337	TCW Strategic Income Fund, Inc.	1,427,580
235,839	Templeton Global Income Fund	1,874,920
187,715	The Gabelli Dividend & Income Trust	4,161,642
202,169	The Thai Fund, Inc.	3,669,367
1,044,196	Tri-Continental Corp.	20,863,036
72,011	Virtus Global Multi-Sector Income Fund	1,218,426
425,677	Wells Fargo Advantage Multi-Sector Income Fund	5,985,019

Shares/Description				Value
87,751	Western Asset Emerging Markets Debt Fund, Inc.			$1,509,317
286,911	Western Asset Emerging Markets Income Fund, Inc.			3,397,026
231,317	Western Asset Global Corporate Defined Opportunity Fund, Inc.			4,179,898
170,820	Western Asset Managed High Income Fund, Inc.			966,841
331,536	Western Asset Worldwide Income Fund, Inc.			4,038,108
938,241	Zweig Total Return Fund, Inc.			13,079,080

TOTAL CLOSED-END FUNDS
(Cost $471,101,144)				536,789,887

EXCHANGE-TRADED FUNDS - 11.90%
94,701	Guggenheim Russell Top 50® Mega Cap ETF			12,296,925
243,442	iShares® S&P 100® Index Fund			20,047,449
209,517	Market Vectors® Gold Miners ETF			4,427,094
282,740	PowerShares® FTSE RAFI Emerging Markets Portfolio			5,793,343
219,068	PowerShares® FTSE RAFI US 1000 Portfolio			18,169,500
60,753	Vanguard® MSCI EAFE ETF			2,532,185
321,375	Vanguard® MSCI Emerging Markets ETF			13,221,367

TOTAL EXCHANGE-TRADED FUNDS
(Cost $65,985,761)				76,487,863

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.41%
12,100	Affiliated Managers Group, Inc.(a)			2,624,248

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES
(Cost $634,253)				2,624,248

PREFERRED STOCKS - 0.24%
61,158	General American Investors Co., Inc., Series B, 5.950%			1,551,578

TOTAL PREFERRED STOCKS
(Cost $1,444,152)				1,551,578

Shares		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.01%
2,482	Apollo Investment Corp.	6.63%	10/15/2042	51,179

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $58,217)				51,179

Shares/Description				Value
SHORT-TERM INVESTMENTS - 1.90%
12,201,754	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			12,201,754

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,201,754)				12,201,754

Shares/Description	Value
TOTAL INVESTMENTS - 98.01%
(Cost $551,425,281)	$629,706,509
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.99%	12,793,589

NET ASSETS - 100.00%	$642,500,098

(a)	Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

Ltd. - Limited.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

REIT - Real Estate Investment Trust.

S&P – Standard & Poor’s.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS (a)(b)

Reference Obligation	Termination Date	Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC*	11/28/2014	$20,000,000	$69,627

			$69,627

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.
(b)	The floating short-term rate paid by the Fund (on the notional amount of all total retunr swap contracts) at December 31, 2013, was 2.118% (1 month Libor +1.95%)

*	See Note 4 in the Notes to the Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 39.81%
1,683,015	Aberdeen Asia-Pacific Income Fund, Inc.	$9,694,166
62,427	Aberdeen Global Income Fund, Inc.	649,241
895,139	Advent Claymore Convertible Securities and Income Fund II	6,516,612
398,296	Advent/Claymore Enhanced Growth & Income Fund	4,034,738
2,673,820	AllianceBernstein Income Fund, Inc.	19,064,337
21,121	Apollo Senior Floating Rate Fund, Inc.	382,290
78,557	Ares Dynamic Credit Allocation Fund, Inc.	1,412,455
97,847	Babson Capital Global Short Duration High Yield Fund	2,262,223
68,828	BlackRock Build America Bond Trust	1,318,056
363,503	BlackRock Corporate High Yield Fund VI, Inc.	4,423,831
1,688,446	BlackRock Credit Allocation Income Trust IV, Inc.	22,051,105
2,408,710	BlackRock Debt Strategies Fund, Inc.	9,610,753
425,649	BlackRock Multi-Sector Income Trust	7,282,854
98,940	BlackRock Municipal Target Term Trust	1,693,853
236,130	Blackstone/GSO Strategic Credit Fund	4,203,114
57,981	Brookfield Total Return Fund, Inc.	1,377,629
351,432	Calamos Convertible and High Income Fund	4,544,016
145,163	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	3,283,587
205,534	DWS Global High Income Fund, Inc.	1,646,348
455,060	DWS High Income Opportunities Fund, Inc.	6,552,864
189,959	Eaton Vance Limited Duration Income Fund	2,906,373
149,929	Eaton Vance Municipal Bond Fund	1,694,198
104,860	Eaton Vance Senior Income Trust	724,583
213,125	Federated Enhanced Treasury Income Fund	2,723,737
168,542	First Trust High Income Long/Short Fund	2,902,293
197,983	First Trust Intermediate Duration Preferred & Income Fund	4,207,139
45,900	First Trust Strategic High Income Fund II	736,695
174,771	Helios Strategic Income Fund, Inc.	1,159,780
58,426	ING Prime Rate Trust	340,039
148,336	Invesco Advantage Municipal Income Trust II	1,560,495
54,030	Invesco California Value Municipal Income Trust	615,942
514,636	Invesco Municipal Opportunity Trust	6,026,388
664,717	Invesco Municipal Trust	7,704,070
232,723	Invesco Quality Municipal Income Trust	2,587,880
112,561	Invesco Senior Income Trust	567,307
114,503	Invesco Trust for Investment Grade Municipals	1,394,647
12,753	Invesco Van Kampen Dynamic Credit Opportunities Fund	164,514
428,848	Legg Mason BW Global Income Opportunities Fund, Inc.	7,234,666
348,036	Managed High Yield Plus Fund, Inc.	706,513
140,439	MFS Charter Income Trust	1,270,973
88,915	MFS Multimarket Income Trust	588,617
74,296	Morgan Stanley Emerging Markets Debt Fund, Inc.	708,784
845,090	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,003,072
121,687	Neuberger Berman High Yield Strategies Fund, Inc.	1,613,570
1,215,191	NexPoint Credit Strategies Fund	11,447,099
212,626	Nuveen Build America Bond Opportunity Fund	4,131,323
108,782	Nuveen California AMT-Free Municipal Income Fund	1,323,877
430,630	Nuveen Credit Strategies Income Fund	4,190,030
1,366,318	Nuveen Diversified Currency Opportunities Fund	13,772,485
509,012	Nuveen Dividend Advantage Municipal Fund	6,408,461
27,204	Nuveen Floating Rate Income Fund	324,272
86,830	Nuveen Floating Rate Income Opportunity Fund	1,057,589

Shares/Description		Value
245,872	Nuveen Global Income Opportunities Fund	$2,800,482
389,031	Nuveen Intermediate Duration Municipal Term Fund	4,477,747
706,626	Nuveen Municipal Advantage Fund, Inc.	8,592,572
367,107	Nuveen Municipal Market Opportunity Fund, Inc.	4,405,284
198,040	Nuveen Municipal Opportunity Fund, Inc.	2,618,089
433,251	Nuveen Performance Plus Municipal Fund, Inc.	5,861,886
318,006	Nuveen Preferred Income Opportunities Fund	2,820,713
82,350	Nuveen Premier Municipal Income Fund, Inc.	1,018,669
424,433	Nuveen Premium Income Municipal Fund, Inc.	5,233,259
713,276	Nuveen Premium Income Municipal Fund, Inc. 2	8,951,614
35,960	Nuveen Quality Preferred Income Fund II	292,714
110,415	Nuveen Quality Preferred Income Fund III	866,758
80,227	Nuveen Select Quality Municipal Fund	994,815
58,536	Nuveen Senior Income Fund	417,362
563,990	PIMCO Corporate & Income Opportunity Fund	9,734,467
30,422	PIMCO Corporate & Income Strategy Fund	480,668
984,426	PIMCO Dynamic Credit Income Fund	22,129,896
825,584	PIMCO Dynamic Income Fund	24,049,262
62,859	PIMCO Income Opportunity Fund	1,775,767
302,093	PIMCO Income Strategy Fund	3,416,672
618,917	PIMCO Income Strategy Fund II	6,158,224
122,093	PIMCO Municipal Income Fund II	1,301,511
304,048	Prudential Global Short Duration High Yield Fund, Inc.	5,275,233
59,099	Prudential Short Duration High Yield Fund, Inc.	1,027,732
87,831	Putnam High Income Securities Fund	725,484
626,892	Putnam Master Intermediate Income Trust	3,159,536
152,500	Putnam Municipal Opportunities Trust	1,637,850
2,000,182	Putnam Premier Income Trust	10,880,990
236,148	Strategic Global Income Fund, Inc.	2,132,416
135,034	The BlackRock Income Opportunity Trust, Inc.	1,309,830
51,213	The GDL Fund	564,367
250,645	The New America High Income Fund, Inc.	2,418,724
222,021	Virtus Global Multi-Sector Income Fund	3,756,595
288,801	Wells Fargo Advantage Multi-Sector Income Fund	4,060,542
105,629	Western Asset Emerging Markets Debt Fund, Inc.	1,816,819
191,289	Western Asset Emerging Markets Income Fund, Inc.	2,264,862
131,855	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,382,620
77,440	Western Asset High Income Opportunity Fund, Inc.	459,219
109,964	Western Asset High Yield Defined Opportunity Fund, Inc.	1,947,462
155,298	Western Asset Inflation Management Fund, Inc.	2,629,195
109,151	Western Asset Managed High Income Fund, Inc.	617,795
56,950	Western Asset Worldwide Income Fund, Inc.	693,651
540,457	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,090,950

TOTAL CLOSED-END FUNDS
(Cost $396,640,809)		390,051,786

PREFERRED STOCKS - 2.24%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%	1,993,591
185,482	Kayne Anderson MLP Investment Co., Series F, 3.500%	4,264,231
343,834	Kayne Anderson MLP Investment Co., Series E, 4.250%	8,678,370
76,371	The GDL Fund, Series B, 7.000%(a)	3,834,588

Shares/Description				Value
315,987	Tortoise Energy Capital Corp., 3.950%			$3,188,309

TOTAL PREFERRED STOCKS
(Cost $22,420,790)				21,959,089

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 2.70%
4,939	Apollo Investment Corp.	6.63%	10/15/2042	101,842
328,850	Fifth Street Finance Corp.	6.13%	04/30/2028	6,780,887
380,004	Main Street Capital Corp.	6.13%	04/01/2023	8,759,092
201,266	Medley Capital Corp.	6.13%	03/30/2023	4,500,308
66,065	MVC Capital, Inc.	7.25%	01/15/2023	1,670,123
203,293	PennantPark Investment Corp.	6.25%	02/01/2025	4,657,443

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $29,560,006)				26,469,695

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 3.47%
Australia - 0.07%
$675,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	734,490

				734,490
Austria - 0.13%
800,000	ESAL GmbH(b)	6.25%	02/05/2023	722,000
600,000	ESAL GmbH(c)	6.25%	02/05/2023	541,500

				1,263,500
Bermuda - 0.07%
600,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	649,200

				649,200
Brazil - 0.21%
600,000	Banco do Brasil SA(c)	5.88%	01/19/2023	562,500
200,000	Cosan Overseas Ltd.	8.25%	11/05/2049	203,000
1,500,000	OAS Financial Ltd.(a)(b)	8.88%	01/25/2015	1,331,250

				2,096,750
Canada - 0.17%
725,000	Bank of Montreal	1.40%	09/11/2017	714,110
400,000	Pacific Rubiales Energy Corp.(b)	7.25%	12/12/2021	426,000
600,000	Pacific Rubiales Energy Corp.(b)	5.13%	03/28/2023	553,500

				1,693,610
Cayman Islands - 0.50%
500,000	AES Andres Dominicana Ltd.(b)	9.50%	11/12/2020	535,000
1,000,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	1,070,000
100,000	Braskem Finance Ltd.(c)	7.38%	10/29/2049	95,000
400,000	Cementos Progreso Trust(b)	7.13%	11/06/2023	406,500
800,000	Grupo Aval Ltd.(c)	4.75%	09/26/2022	740,000
1,000,000	Industrial Senior Trust(b)	5.50%	11/01/2022	925,000
500,000	Industrial Senior Trust(c)	5.50%	11/01/2022	462,500
300,000	Odebrecht Finance Ltd.(c)	7.50%	09/14/2049	289,500
315,000	Transocean, Inc.	6.00%	03/15/2018	353,434

				4,876,934
Chile - 0.24%
400,000	Automotores Gildemeister SA(c)	8.25%	05/24/2021	278,000
1,100,000	CFR International SpA(c)	5.13%	12/06/2022	1,015,706

Principal Amount/Description		Rate	Maturity	Value
$800,000	CorpGroup Banking SA(b)	6.75%	03/15/2023	$775,415
400,000	SMU SA(b)	7.75%	02/08/2020	292,000

				2,361,121
Costa Rica - 0.15%
800,000	Instit Costa de Electric(b)	6.95%	11/10/2021	825,000
600,000	Instit Costa de Electric(c)	6.95%	11/10/2021	618,750

				1,443,750
Curacao - 0.04%
380,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	344,160

				344,160
France - 0.03%
325,000	Orange SA	2.75%	09/14/2016	337,692

				337,692
Great Britain - 0.35%
213,000	BP Capital Markets PLC	4.75%	03/10/2019	235,823
125,000	BP Capital Markets PLC	2.50%	11/06/2022	113,850
638,000	British Telecommunications PLC	5.95%	01/15/2018	729,889
345,000	Diageo Capital PLC	1.50%	05/11/2017	344,406
800,000	Fresnillo PLC(b)	5.50%	11/13/2023	780,000
1,000,000	Vedanta Resources PLC(b)	7.13%	05/31/2023	918,750
300,000	Vedanta Resources PLC(c)	8.25%	06/07/2021	302,438

				3,425,156
Ireland - 0.02%
200,000	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.(b)	7.00%	11/15/2020	203,000

				203,000
Luxembourg - 0.19%
500,000	Cosan Luxembourg SA(b)	5.00%	03/14/2023	435,650
485,000	Covidien International Finance SA	2.95%	06/15/2023	448,819
105,000	Intelsat Luxembourg SA(b)	7.75%	06/01/2021	113,006
650,000	Minerva Luxembourg SA(b)	7.75%	01/31/2023	646,750
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	199,000

				1,843,225
Mexico - 0.37%
600,000	Grupo Idesa SA de CV(b)	7.88%	12/18/2020	609,000
500,000	Grupo KUO SAB De CV(c)	6.25%	12/04/2022	501,250
100,000	Ixe Banco SA(c)	9.25%	10/14/2020	118,063
300,000	Metalsa SA de CV(c)	4.90%	04/24/2023	273,750
1,000,000	Mexichem SAB de CV(c)	6.75%	09/19/2042	952,500
1,200,000	Mexico Generadora de Energia S de rl(c)	5.50%	12/06/2032	1,149,000

				3,603,563
Netherlands - 0.12%
272,000	Koninklijke KPN NV	8.38%	10/01/2030	344,882
900,000	VimpelCom Holdings BV(b)	5.95%	02/13/2023	852,750

				1,197,632
Norway - 0.06%
600,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	603,000

				603,000
Peru - 0.36%
900,000	Banco de Credito del Peru(a)(b)	6.13%	04/24/2027	902,250
100,000	Banco de Credito del Peru(a)(c)	9.75%	11/06/2069	115,250
300,000	Banco Internacional del Peru SAA(a)(c)	8.50%	04/23/2070	320,250
500,000	Cia Minera Milpo SAA(b)	4.63%	03/28/2023	453,750
100,000	Corp. Pesquera Inca SAC(b)	9.00%	02/10/2017	100,500

Principal Amount/Description		Rate	Maturity	Value
$500,000	Pesquera Exalmar SAA(b)	7.38%	01/31/2020	$457,500
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	457,500
800,000	Scotiabank Peru SA(a)(c)	4.50%	12/13/2027	704,000

				3,511,000
Russia - 0.23%
200,000	Gazprom Neft OAO Via GPN Capital SA(b)	6.00%	11/27/2023	204,000
1,600,000	Gazprom OAO Via Gaz Capital SA(c)	4.95%	02/06/2028	1,424,000
600,000	VTB Bank OJSC Via VTB Capital SA(c)	6.95%	10/17/2022	618,000

				2,246,000
South Korea - 0.07%
400,000	The Korea Development Bank	4.38%	08/10/2015	421,661
250,000	The Korea Development Bank	3.25%	03/09/2016	260,917

				682,578
Spain - 0.04%
400,000	Cemex Espana Luxembourg(c)	9.25%	05/12/2020	441,000

				441,000
Turkey - 0.05%
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	3.38%	11/01/2022	480,000

				480,000

TOTAL FOREIGN CORPORATE BONDS
(Cost $35,614,970)				34,037,361

U.S. CORPORATE BONDS - 3.41%
110,000	Activision Blizzard, Inc.(b)	5.63%	09/15/2021	114,125
110,000	Alere, Inc.	6.50%	06/15/2020	113,025
785,000	Altria Group, Inc.	2.85%	08/09/2022	723,008
100,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	105,750
725,000	American Express Credit Corp.	2.13%	07/27/2018	726,640
330,000	Arrow Electronics, Inc.	3.38%	11/01/2015	341,663
120,000	Ashland, Inc.	4.75%	08/15/2022	114,600
350,000	AT&T, Inc.	5.35%	09/01/2040	346,377
150,000	Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp.(b)	4.75%	11/15/2021	138,000
115,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.50%	04/01/2023	111,981
235,000	Baxter International, Inc.	3.20%	06/15/2023	224,588
350,000	BB&T Corp.	1.60%	08/15/2017	347,039
445,000	Becton Dickinson and Co.	3.13%	11/08/2021	431,500
452,000	Biogen Idec, Inc.	6.88%	03/01/2018	533,146
100,000	BMC Software Finance, Inc.(b)	8.13%	07/15/2021	103,500
75,000	Bonanza Creek Energy, Inc.	6.75%	04/15/2021	78,937
355,000	Boston Properties LP	4.13%	05/15/2021	363,342
375,000	Burlington Northern Santa Fe LLC	3.00%	03/15/2023	349,346
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	112,650
120,000	Celanese US Holdings LLC	4.63%	11/15/2022	115,350
365,000	Celgene Corp.	3.25%	08/15/2022	345,681
90,000	Cinemark USA, Inc.	7.38%	06/15/2021	99,900
115,000	CIT Group, Inc.	5.00%	08/15/2022	112,604
115,000	Claire’s Stores, Inc.(b)	7.75%	06/01/2020	107,525
470,000	ConAgra Foods, Inc.	3.20%	01/25/2023	436,512
300,000	ConocoPhillips	6.50%	02/01/2039	376,285
110,000	DaVita HealthCare Partners, Inc.	5.75%	08/15/2022	111,925

Principal Amount/Description		Rate	Maturity	Value
$615,000	Devon Energy Corp.	6.30%	01/15/2019	$713,117
335,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	352,015
350,000	Duke Energy Corp.	3.55%	09/15/2021	350,191
415,000	Ecolab, Inc.	1.00%	08/09/2015	416,456
100,000	Equinix, Inc.	7.00%	07/15/2021	109,625
555,000	Ford Motor Co.	7.45%	07/16/2031	679,802
700,000	General Electric Capital Corp.	2.90%	01/09/2017	731,063
175,000	Glencore Funding LLC(b)	2.50%	01/15/2019	169,562
317,000	Halliburton Co.	6.15%	09/15/2019	375,091
120,000	Hawk Acquisition Sub, Inc.(b)	4.25%	10/15/2020	116,400
105,000	HD Supply, Inc.	7.50%	07/15/2020	113,662
50,000	IAC/InterActive Corp.(b)	4.88%	11/30/2018	51,375
105,000	IASIS Healthcare LLC / IASIS Capital Corp.	8.38%	05/15/2019	111,825
340,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	338,475
750,000	JPMorgan Chase & Co.	3.25%	09/23/2022	718,981
280,000	Kellogg Co.	7.45%	04/01/2031	353,232
340,000	Kinder Morgan Energy Partners LP	2.65%	02/01/2019	336,443
265,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	304,490
25,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	27,414
480,000	Liberty Mutual Group, Inc.(b)	6.50%	05/01/2042	526,888
385,000	Macy’s Retail Holdings, Inc.	2.88%	02/15/2023	348,557
308,000	Marathon Petroleum Corp.	5.13%	03/01/2021	333,736
335,000	Mattel, Inc.	2.50%	11/01/2016	343,842
250,000	MetLife, Inc.	6.38%	06/15/2034	295,723
100,000	MetLife, Inc.	5.70%	06/15/2035	109,236
275,000	MetLife, Inc.	5.88%	02/06/2041	307,257
110,000	MGM Resorts International	6.63%	12/15/2021	116,462
395,000	Microsoft Corp.	2.13%	11/15/2022	356,966
447,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	519,313
380,000	Morgan Stanley	3.75%	02/25/2023	369,891
460,000	Motorola Solutions, Inc.	6.00%	11/15/2017	523,475
30,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	02/15/2022	31,200
664,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	898,468
25,000	NCL Corp. Ltd.	5.00%	02/15/2018	25,875
110,000	Newfield Exploration Co.	5.75%	01/30/2022	113,850
325,000	Novartis Capital Corp.	4.40%	04/24/2020	354,057
110,000	Nuveen Investments, Inc.(b)	9.50%	10/15/2020	110,825
105,000	Oasis Petroleum, Inc.(b)	6.88%	03/15/2022	111,825
330,000	ONEOK Partners LP	6.13%	02/01/2041	349,531
225,000	Oracle Corp.	1.20%	10/15/2017	221,522
475,000	Oracle Corp.	2.38%	01/15/2019	479,557
105,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp.	8.25%	04/15/2018	111,825
310,000	Phillips 66	5.88%	05/01/2042	336,284
575,000	PNC Funding Corp.	4.38%	08/11/2020	614,879
115,000	PNC Funding Corp.	3.30%	03/08/2022	113,040
105,000	Post Holdings, Inc.(b)	7.38%	02/15/2022	112,875
140,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.50%	04/15/2023	137,200
140,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	138,775
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.88%	08/15/2019	111,750
95,000	RR Donnelley & Sons Co.	7.88%	03/15/2021	105,925

Principal Amount/Description		Rate	Maturity	Value
$105,000	Safway Group Holding LLC / Safway Finance Corp.(b)	7.00%	05/15/2018	$111,300
105,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	109,725
105,000	SBA Communications Corp.	5.63%	10/01/2019	108,675
105,000	Sealed Air Corp.(b)	6.50%	12/01/2020	113,400
120,000	Select Medical Corp.	6.38%	06/01/2021	117,900
110,000	Service Corp. International(b)	5.38%	01/15/2022	111,925
310,000	Simon Property Group LP	5.65%	02/01/2020	352,542
120,000	Sirius XM Holdings, Inc.(b)	4.25%	05/15/2020	113,700
85,000	SM Energy Co.(b)	5.00%	01/15/2024	81,387
900,000	Southern Copper Corp.	5.25%	11/08/2042	732,117
510,000	Southern Power Co.	4.88%	07/15/2015	541,294
490,000	Southwest Airlines Co.	5.13%	03/01/2017	532,384
130,000	Spectrum Brands Escrow Corp.(b)	6.63%	11/15/2022	138,612
130,000	Sun Merger Sub, Inc.(b)	5.88%	08/01/2021	133,575
150,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(b)	4.25%	11/15/2023	135,000
105,000	Terex Corp.	6.00%	05/15/2021	109,069
400,000	The ADT Corp.	3.50%	07/15/2022	348,292
296,000	The Boeing Co.	6.88%	03/15/2039	391,353
340,000	The Coca-Cola Co.	1.80%	09/01/2016	348,369
380,000	The Dow Chemical Co.	3.00%	11/15/2022	354,525
320,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	360,325
105,000	The Goodyear Tire & Rubber Co.	7.00%	05/15/2022	113,531
540,000	The Kroger Co.	3.40%	04/15/2022	523,955
100,000	The Manitowoc Co., Inc.	8.50%	11/01/2020	114,000
110,000	Toll Brothers Finance Corp.	5.88%	02/15/2022	114,400
350,000	Tyson Foods, Inc.	4.50%	06/15/2022	356,467
90,000	Ultra Petroleum Corp.(b)	5.75%	12/15/2018	92,700
100,000	United Rentals North America, Inc.	7.63%	04/15/2022	111,625
275,000	United Technologies Corp.	3.10%	06/01/2022	268,978
100,000	Valeant Pharmaceuticals International, Inc.(b)	7.50%	07/15/2021	110,250
330,000	Valero Energy Corp.	6.13%	02/01/2020	377,021
330,000	Verizon Communications, Inc.	2.50%	09/15/2016	341,431
700,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	714,969
460,000	Waste Management, Inc.	6.13%	11/30/2039	525,659
115,000	WCI Communities, Inc.(b)	6.88%	08/15/2021	114,713
215,000	WellPoint, Inc.	5.25%	01/15/2016	232,564
500,000	WellPoint, Inc.	2.30%	07/15/2018	496,317
575,000	Wells Fargo & Co.	4.60%	04/01/2021	630,505
315,000	Wynn Las Vegas LLC	7.75%	08/15/2020	355,163
340,000	Xerox Corp.	4.25%	02/15/2015	352,822

TOTAL U.S. CORPORATE BONDS
(Cost $34,273,833)				33,377,366

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.20%
675,000	Corp. Andina de Fomento	3.75%	01/15/2016	705,171
530,000	Mexico Government International Bond	4.00%	10/02/2023	525,363

Principal Amount/Description		Rate	Maturity	Value
$675,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	$713,812

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $2,058,047)				1,944,346

COLLATERALIZED LOAN OBLIGATIONS - 0.81%
	ARES CLO Ltd.
500,000	Series 2012-2A(a)(b)	4.97%	10/12/2023	499,992
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(a)(b)	5.74%	07/20/2023	481,204
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(a)(b)	3.29%	04/17/2025	242,627
500,000	Series 2013-1A(a)(b)	3.29%	04/17/2025	460,336
500,000	Series 2013-1A(a)(b)	4.64%	04/17/2025	447,560
	Cent CLO 18 Ltd.
250,000	Series 2013-18A(a)(b)	4.85%	07/23/2025	225,328
	Chatham Light CLO Ltd.
500,000	Series 2005-2A(a)(b)	1.94%	08/03/2019	485,883
	Dryden XXIV Senior Loan Fund
500,000	Series 2012-24A(a)(b)	4.99%	11/15/2023	501,373
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(a)(b)	3.64%	04/15/2025	474,964
	GoldenTree Loan Opportunities IV Ltd.
250,000	Series 2007-4A(a)(b)	4.49%	08/18/2022	240,311
	LCM X LP
500,000	Series 2012-10A(a)(b)	4.84%	04/15/2022	498,683
	Magnetite IV CLO Ltd.
500,000	Series 2012-7A(a)(b)	5.49%	01/15/2025	470,937
	Nomad CLO Ltd.
250,000	Series 2013-1A(a)(b)	3.22%	01/15/2025	247,156
250,000	Series 2013-1A(a)(b)	3.77%	01/15/2025	237,914
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(a)(b)	3.59%	07/17/2025	473,376
500,000	Series 2013-1A(a)(b)	4.74%	07/17/2025	450,722
	OHA Intrepid Leveraged Loan Fund Ltd.
500,000	Series 2013-1AR(a)(b)	3.29%	04/20/2021	494,958
	Venture X CLO Ltd.
500,000	Series 2012-10A(a)(b)	4.44%	07/20/2022	493,103
	WhiteHorse III Ltd. Corp.
500,000	Series 2006-1A(a)(b)	2.09%	05/01/2018	490,634

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $8,003,930)				7,917,061

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 28.29%
	Adjustable Rate Mortgage Trust
2,866,216	Series 2005-1(a)	2.85%	05/25/2035	2,779,419
2,342,301	Series 2005-7(a)	3.07%	10/25/2035	2,101,475
	Alternative Loan Trust
824,258	Series 2005-20CB	5.50%	07/25/2035	747,087
333,285	Series 2005-54CB	5.50%	11/25/2035	284,414
1,000,000	Series 2005-6CB	5.50%	04/25/2035	978,889
662,267	Series 2005-85CB(a)	21.03%	02/25/2036	830,822
3,135,967	Series 2005-85CB(a)	1.26%	02/25/2036	2,517,256

Principal Amount/Description		Rate	Maturity	Value
$792,143	Series 2005-86CB	5.50%	02/25/2036	$667,249
1,665,435	Series 2005-9CB(a)	4.89%	05/25/2035	209,007
937,745	Series 2005-9CB(a)	0.66%	05/25/2035	734,644
615,622	Series 2006-12CB(a)	5.75%	05/25/2036	488,905
2,807,004	Series 2006-15CB	6.50%	06/25/2036	2,091,521
398,848	Series 2006-30T1	6.25%	11/25/2036	343,307
313,054	Series 2006-32CB	5.50%	11/25/2036	268,102
617,165	Series 2006-36T2(a)	27.30%	12/25/2036	820,418
2,337,167	Series 2007-19	6.00%	08/25/2037	1,928,064
7,588,175	Series 2007-20	6.25%	08/25/2047	6,396,726
2,538,963	Series 2007-23CB(a)	6.34%	09/25/2037	526,914
2,659,064	Series 2007-23CB(a)	0.66%	09/25/2037	1,714,474
	American Home Mortgage Investment Trust
238,848	Series 2007-A(b)(d)	6.10%	01/25/2037	157,824
	BAMLL Commercial Mortgage Securities Trust
200,000	Series 2012-CLRN(a)(b)	1.77%	08/15/2014	200,327
300,000	Series 2012-CLRN(a)(b)	2.87%	08/15/2014	301,607
	Banc of America Alternative Loan Trust
141,258	Series 2005-6	6.00%	07/25/2035	132,122
246,070	Series 2005-6	5.50%	07/25/2035	240,682
	Banc of America Commercial Mortgage Trust
500,000	Series 2007-5(a)	5.77%	10/10/2017	535,893
	Banc of America Funding Corp.
983,055	Series 2006-2	5.50%	03/25/2036	984,231
2,692,070	Series 2006-A(a)	2.80%	02/20/2036	2,212,798
1,627,639	Series 2008-R2(b)	6.00%	09/25/2037	1,720,308
	BCAP LLC Trust
313,917	Series 2007-AA2(a)	7.50%	04/25/2037	265,489
203,676	Series 2007-AA2	6.00%	04/25/2037	173,817
500,000	Series 2010-RR6(a)(b)	6.44%	11/26/2014	500,755
	Bear Stearns ALT-A Trust
2,759,736	Series 2004-11(a)	2.72%	11/25/2034	2,438,889
2,648,991	Series 2005-3(a)	2.50%	04/25/2035	2,147,762
2,617,321	Series 2006-6(a)	4.44%	11/25/2036	2,006,661
	Bear Stearns Asset-Backed Securities Trust
898,172	Series 2005-HE3(a)	1.18%	03/25/2035	876,119
3,945,388	Series 2006-AC1(d)	5.75%	02/25/2036	3,139,854
	Chase Mortgage Finance Trust
1,041,414	Series 2007-S3	5.50%	05/25/2037	1,005,453
	CHL Mortgage Pass-Through Trust 2006-18
6,910,303	Series 2006-18	6.00%	12/25/2036	6,003,098
	Citicorp Mortgage Securities Trust
1,749,967	Series 2007-1	6.00%	01/25/2037	1,752,812
1,075,542	Series 2007-2	5.50%	02/25/2037	1,051,158
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(a)	5.58%	04/15/2040	63,693
	Citigroup Mortgage Loan Trust, Inc.
1,526,830	Series 2006-WF1(d)	5.70%	03/25/2036	1,024,712
2,122,493	Series 2007-OPX1(d)	6.33%	01/25/2037	1,351,272
2,000,000	Series 2008-AR4(a)(b)	2.78%	11/25/2038	1,670,298
1,400,000	Series 2008-AR4(a)(b)	2.75%	11/25/2038	1,056,973
1,485,358	Series 2010-8(a)(b)	9.57%	11/25/2036	1,278,988

Principal Amount/Description		Rate	Maturity	Value
$4,194,257	Series 2010-8(a)(b)	8.02%	12/25/2036	$3,435,485
	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,100,000	Series 2007-CD4(a)	5.37%	12/11/2049	1,139,702
26,079,096	Series 2007-CD5(a)(b)	0.31%	11/15/2044	48,533
	CitiMortgage Alternative Loan Trust
1,561,256	Series 2007-A1	6.00%	01/25/2037	1,268,049
307,527	Series 2007-A1(a)	5.24%	01/25/2037	42,943
551,007	Series 2007-A3(a)	5.24%	03/25/2037	90,031
239,431	Series 2007-A3	6.00%	03/25/2037	208,429
1,902,026	Series 2007-A4	5.75%	04/25/2037	1,614,075
1,663,303	Series 2007-A6	5.50%	06/25/2037	1,342,001
	Commercial Mortgage Pass-Through Certificates
1,026,141	Series 2010-C1(a)(b)	2.52%	07/10/2046	40,896
	Commercial Mortgage Trust
10,000	Series 2004-FL2A(a)(b)	0.57%	11/05/2019	9,925
400,000	Series 2007-GG9	5.48%	03/10/2039	423,160
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(d)	5.56%	02/25/2036	2,562,225
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	292,481
959,633	Series 2007-17	6.00%	10/25/2037	923,658
1,007,259	Series 2007-3	6.00%	04/25/2037	907,561
1,388,595	Series 2007-7	5.75%	06/25/2037	1,253,575
	Credit Suisse First Boston Mortgage Securities Corp.
202,981	Series 1998-C2(b)	6.75%	11/15/2030	210,665
163,919	Series 2005-10	5.50%	11/25/2035	140,844
153,743	Series 2005-8	5.50%	08/25/2025	144,957
	Credit Suisse Mortgage Capital Certificates
500,000	Series 2006-C4	5.51%	09/15/2016	537,810
700,000	Series 2007-TFLA(a)(b)	0.32%	02/15/2022	691,695
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(d)	5.70%	09/25/2036	3,155,814
205,434	Series 2007-1(a)	5.90%	05/25/2037	122,690
	CSMC Mortgage-Backed Trust
415,753	Series 2006-1	6.00%	02/25/2036	308,865
246,825	Series 2006-4	5.50%	05/25/2021	234,950
1,473,108	Series 2006-5	6.25%	06/25/2036	852,227
168,613	Series 2006-9	6.00%	11/25/2036	169,382
5,493,980	Series 2007-1	6.00%	02/25/2037	4,698,127
51,282	Series 2007-2	5.00%	03/25/2037	49,817
764,707	Series 2007-3	5.84%	04/25/2037	451,516
126,653	Series 2007-4	6.00%	06/25/2037	113,008
2,667,115	Series 2010-7R(a)(b)	7.01%	04/26/2037	2,382,896
	DBRR Trust
650,000	Series 2012-EZ1 B(b)	1.39%	09/25/2045	651,105
	Del Coronado Trust
500,000	Series 2013-HDC D(a)(b)	2.12%	03/15/2018	496,675
500,000	Series 2013-HDC E(a)(b)	2.82%	03/15/2018	493,097
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
771,452	Series 2005-6(a)	4.92%	12/25/2035	105,184
350,919	Series 2005-6(a)	1.56%	12/25/2035	243,202

Principal Amount/Description		Rate	Maturity	Value
$4,363,439	Series 2007-1(a)	0.30%	08/25/2037	$3,396,959
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
267,599	Series 2006-PR1(a)(b)	11.89%	04/15/2036	318,858
	First Horizon Alternative Mortgage Securities Trust
203,361	Series 2005-FA6	5.50%	09/25/2035	180,106
203,086	Series 2006-FA7	6.25%	12/25/2036	176,165
349,591	Series 2007-FA2	6.00%	04/25/2037	268,506
	First Horizon Mortgage Pass-Through Trust
5,195,028	Series 2007-AR3(a)	2.40%	11/25/2037	4,508,266
	GS Mortgage Securities Trust
14,726,985	Series 2006-GG6(a)(b)	0.22%	04/10/2038	17,025
576,107	Series 2011-GC3(a)(b)	1.09%	03/10/2021	23,459
3,880,810	Series 2011-GC5(a)(b)	1.72%	08/10/2044	276,170
	GSAA Home Equity Trust
488,520	Series 2005-7(a)	4.48%	05/25/2035	494,351
783,467	Series 2006-18(d)	6.09%	11/25/2036	433,051
259,653	Series 2006-6(a)	5.03%	03/25/2036	151,930
1,351,889	Series 2007-2(d)	6.10%	03/25/2037	785,349
3,931,227	Series 2007-8(a)	0.51%	08/25/2037	3,244,504
	GSR Mortgage Loan Trust
1,688,791	Series 2005-AR4(a)	5.22%	07/25/2035	1,674,218
4,502,639	Series 2006-2F	5.25%	02/25/2036	3,803,987
3,442,810	Series 2007-AR2(a)	2.85%	05/25/2037	2,895,255
	HSI Asset Loan Obligation Trust
454,667	Series 2007-2	5.50%	09/25/2037	456,844
	IndyMac IMJA Mortgage Loan Trust
3,723,428	Series 2007-A1	6.00%	08/25/2037	3,188,900
	IndyMac IMSC Mortgage Loan Trust
6,010,554	Series 2007-F2	6.50%	07/25/2037	3,761,705
	IndyMac Index Mortgage Loan Trust
7,440,192	Series 2005-AR31(a)	2.46%	01/25/2036	6,292,646
2,890,956	Series 2005-AR35(a)	4.87%	02/25/2036	2,392,529
7,563,855	Series 2006-AR25(a)	2.73%	09/25/2036	5,545,160
1,709,519	Series 2007-FLX1(a)	0.34%	02/25/2037	1,696,549
	JP Morgan Alternative Loan Trust
732,458	Series 2005-S1	6.00%	12/25/2035	651,748
224,819	Series 2006-S1	5.00%	02/25/2021	217,900
1,991,085	Series 2006-S3(d)	6.12%	08/25/2036	1,841,591
	JP Morgan Chase Commercial Mortgage Securities Corp.
7,341,620	Series 2006-LDP8(a)	0.73%	05/15/2045	96,895
600,000	Series 2007-CB19(a)	5.89%	05/12/2017	645,713
4,000,000	Series 2007-CH1(d)	5.34%	05/25/2015	3,896,832
4,331,304	Series 2012-C8(a)	2.16%	09/15/2022	495,887
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(d)	5.46%	10/25/2036	395,118
	JP Morgan Mortgage Trust
450,002	Series 2007-S3	6.00%	07/25/2037	399,165
2,502,075	Series 2007-S3	6.00%	07/25/2037	2,219,416
	JP Morgan Resecuritization Trust
3,591,198	Series 2011-1(a)(b)	6.46%	06/26/2037	3,038,332
	LB-UBS Commercial Mortgage Trust
4,582,287	Series 2006-C7(a)(b)	0.33%	11/15/2038	76,675
3,436,716	Series 2006-C7(a)(b)	0.85%	11/15/2038	58,239

Principal Amount/Description		Rate	Maturity	Value
	Lehman Mortgage Trust
$1,387,651	Series 2006-6	5.50%	10/25/2036	$1,133,009
4,274,943	Series 2006-7(a)	0.41%	11/25/2036	467,149
4,274,943	Series 2006-7(a)	7.59%	11/25/2036	1,054,708
2,569,646	Series 2006-8(a)	0.58%	12/25/2036	1,227,651
2,569,646	Series 2006-8(a)	6.42%	12/25/2036	668,108
2,872,483	Series 2007-10	6.00%	01/25/2038	2,673,340
754,258	Series 2007-10	6.50%	01/25/2038	670,034
	Lehman XS Trust
1,225,857	Series 2006-5(d)	5.89%	04/25/2036	1,119,201
	MASTR Asset Securitization Trust
157,186	Series 2003-1	5.75%	02/25/2033	157,219
221,202	Series 2003-2	5.75%	04/25/2033	221,156
	ML-CFC Commercial Mortgage Trust
39,119	Series 2007-8(a)	6.02%	03/12/2017	40,194
	Morgan Stanley Bank of America Merrill Lynch Trust
4,912,130	Series 2012-C5(a)(b)	2.05%	07/15/2022	464,968
	Morgan Stanley Capital I Trust
500,000	Series 2006-HQ8(a)	5.68%	03/12/2044	519,202
500,000	Series 2007-HQ11(a)	5.51%	02/12/2044	530,182
28,646	Series 2007-HQ12(a)	0.49%	04/12/2049	28,219
900,000	Series 2007-IQ13	5.41%	03/15/2017	980,026
9,614,254	Series 2011-C1(a)(b)	1.11%	09/15/2047	232,925
	Morgan Stanley Mortgage Loan Trust
6,623,560	Series 2005-3AR(a)	2.61%	07/25/2035	5,419,324
377,920	Series 2006-11	6.00%	08/25/2036	300,764
2,335,421	Series 2006-7(a)	5.48%	06/25/2036	1,978,753
2,038,236	Series 2006-7	6.00%	06/25/2036	1,709,815
694,532	Series 2007-3XS(d)	5.70%	01/25/2047	486,983
	Morgan Stanley Re-REMIC Trust
756,149	Series 2011-R1(a)(b)	5.94%	02/26/2037	805,452
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,000,000	Series 2005-AP3(a)	5.32%	08/25/2035	1,521,762
	PHH Alternative Mortgage Trust
3,444,084	Series 2007-2	6.00%	05/25/2037	2,842,744
	Prime Mortgage Trust
247,860	Series 2006-1	5.50%	06/25/2036	225,254
150,440	Series 2006-DR1(b)	5.50%	05/25/2035	145,028
	RBSGC Structured Trust
518,916	Series 2008-B(b)	6.00%	06/25/2037	476,081
	Residential Accredit Loans, Inc.
585,242	Series 2004-QS15	5.25%	11/25/2034	602,606
4,344,837	Series 2005-QS17	6.00%	12/25/2035	3,627,613
7,873,393	Series 2006-QA5(a)	0.38%	07/25/2036	5,070,103
744,987	Series 2006-QS4	6.00%	04/25/2036	581,254
2,352,543	Series 2006-QS6	6.00%	06/25/2036	1,829,773
1,676,208	Series 2006-QS6	6.00%	06/25/2036	1,303,730
227,653	Series 2006-QS7(a)	0.56%	06/25/2036	146,159
682,960	Series 2006-QS7(a)	5.44%	06/25/2036	95,834
4,330,324	Series 2006-QS7	6.00%	06/25/2036	3,419,311
862,786	Series 2006-QS8(a)	5.39%	08/25/2036	118,333
287,595	Series 2006-QS8(a)	0.61%	08/25/2036	176,975
5,573,157	Series 2007-QS3	6.50%	02/25/2037	4,491,780
176,608	Series 2007-QS6	6.25%	04/25/2037	143,621
24,883	Series 2007-QS6(a)	53.63%	04/25/2037	52,393

Principal Amount/Description		Rate	Maturity	Value
$462,782	Series 2008-QR1	6.00%	08/25/2036	$349,974
	Residential Asset Mortgage Products, Inc.
86,505	Series 2004-RS4(a)	5.07%	04/25/2034	88,995
1,501,403	Series 2006-RS5(a)	0.33%	09/25/2036	1,426,569
	Residential Asset Securities Corp.
6,710,102	Series 2006-EMX6(a)	0.31%	05/25/2036	5,788,335
3,219,359	Series 2007-KS4(a)	0.34%	05/25/2037	3,113,369
	Residential Asset Securitization Trust
946,149	Series 2006-A1	6.00%	04/25/2036	784,314
1,907,144	Series 2006-A2	6.00%	05/25/2036	1,463,436
1,310,150	Series 2006-A6	6.50%	07/25/2036	833,707
9,046,319	Series 2006-A7CB	6.25%	07/25/2036	7,692,836
467,896	Series 2006-A8(a)	5.74%	08/25/2036	96,585
883,842	Series 2006-A8	6.00%	08/25/2036	764,708
220,987	Series 2006-A8	6.50%	08/25/2036	145,533
2,823,177	Series 2007-A1	6.00%	03/25/2037	2,139,414
4,975,784	Series 2007-A2	6.00%	04/25/2037	4,407,236
181,709	Series 2007-A6	6.00%	06/25/2037	158,490
4,587,699	Series 2007-A7	6.00%	07/25/2037	3,639,546
	Residential Funding Mortgage Securities I, Inc.
2,824,720	Series 2006-S3	5.50%	03/25/2036	2,509,131
675,617	Series 2006-S6	6.00%	07/25/2036	609,722
4,787,542	Series 2006-S6	6.00%	07/25/2036	4,320,594
1,165,117	Series 2007-S3	6.00%	03/25/2037	1,060,943
958,281	Series 2007-S6	6.00%	06/25/2037	855,703
	RREF 2013 LT2 LLC
699,366	Series 2013-LT2 A(b)	2.83%	12/20/2015	701,065
	Sequoia Mortgage Trust
5,606,311	Series 2007-3(a)	2.40%	07/20/2037	4,487,303
	SMA Issuer I LLC
165,544	Series 2012-LV1(b)	3.50%	09/20/2014	165,961
	Structured Adjustable Rate Mortgage Loan Trust
2,185,770	Series 2005-15(a)	2.52%	07/25/2035	1,807,947
	Structured Asset Securities Corp.
449,287	Series 2005-RF1(a)(b)	0.51%	03/25/2035	380,669
452,110	Series 2005-RF1(a)(b)	5.29%	03/25/2035	65,406
	TBW Mortgage-Backed Trust
1,900,946	Series 2006-2	7.00%	07/25/2036	821,423
	Wachovia Bank Commercial Mortgage Trust
16,936,468	Series 2006-C27(a)(b)	0.45%	07/15/2045	131,139
1,585,383	Series 2006-C29(a)	0.54%	11/15/2048	18,081
500,000	Series 2007-C33(a)	6.12%	07/15/2017	553,352
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,490,480	Series 2005-1	6.00%	03/25/2035	4,415,740
165,138	Series 2005-9	5.50%	11/25/2035	131,916
1,138,888	Series 2006-5	6.00%	07/25/2036	841,443
	Wells Fargo Alternative Loan Trust
1,894,887	Series 2007-PA2(a)	0.60%	06/25/2037	1,338,535
1,894,887	Series 2007-PA2(a)	5.91%	06/25/2037	316,838
794,927	Series 2007-PA3	5.75%	07/25/2037	715,866

Principal Amount/Description		Rate	Maturity	Value
	Wells Fargo Mortgage-Backed Securities Trust
$4,695,732	Series 2005-12	5.50%	11/25/2035	$4,741,102
2,059,608	Series 2006-11	6.00%	09/25/2036	1,967,091
570,560	Series 2006-2	5.50%	03/25/2036	534,685
246,010	Series 2006-2	5.75%	03/25/2036	243,154
2,105,845	Series 2007-13	6.00%	09/25/2037	2,104,044
2,368,858	Series 2007-14	6.00%	10/25/2037	2,357,009
2,128,941	Series 2007-2	6.00%	03/25/2037	2,002,497
1,021,658	Series 2007-5	5.50%	05/25/2037	1,053,823
	WF-RBS Commercial Mortgage Trust
4,897,853	Series 2012-C9(a)(b)	2.42%	11/15/2045	603,004

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $248,658,828)				277,102,515

U.S. GOVERNMENT BONDS AND NOTES - 2.62%
5,600,000	U.S. Treasury Bonds	1.63%	08/15/2022	5,080,253
1,200,000	U.S. Treasury Bonds	4.25%	05/15/2039	1,275,374
2,350,000	U.S. Treasury Bonds	3.75%	08/15/2041	2,282,438
3,500,000	U.S. Treasury Notes	0.25%	03/31/2014	3,501,571
4,500,000	U.S. Treasury Notes	0.25%	05/31/2014	4,502,902
5,300,000	U.S. Treasury Notes	1.00%	08/31/2019	5,009,120
4,100,000	U.S. Treasury Notes	1.88%	06/30/2020	3,996,701

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $26,369,280)				25,648,359

MUNICIPAL BONDS - 0.13%
1,050,000	New York State Dormitory Authority	5.50%	03/15/2027	1,248,240

TOTAL MUNICIPAL BONDS
(Cost $1,207,964)				1,248,240

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 13.23%
	Federal Home Loan Mortgage Corp. Pool
1,042,135	Series Pool #G01840	5.00%	07/01/2035	1,129,923
470,641	Series Pool #G04817	5.00%	09/01/2038	507,717
	Federal Home Loan Mortgage Corp. REMICS
3,813,947	Series 2003-2722(a)	9.70%	12/15/2033	4,445,868
942,926	Series 2005-R003	5.50%	10/15/2035	1,039,772
4,660,299	Series 2006-3244(a)	6.49%	11/15/2036	848,990
252,900	Series 2007-3261(a)	6.26%	01/15/2037	41,406
2,054,958	Series 2007-3262(a)	6.23%	01/15/2037	225,032
3,388,149	Series 2007-3301(a)	5.93%	04/15/2037	414,991
4,914,450	Series 2007-3303(a)	5.91%	04/15/2037	587,518
2,606,148	Series 2007-3303(a)	5.93%	04/15/2037	339,036
2,636,480	Series 2007-3382(a)	5.83%	11/15/2037	250,205
2,568,174	Series 2007-3384(a)	6.14%	08/15/2036	300,931
1,866,838	Series 2007-3384(a)	6.22%	11/15/2037	259,617
1,871,630	Series 2008-3417(a)	6.01%	02/15/2038	190,569
11,962,000	Series 2008-3419(a)	6.26%	02/15/2038	1,597,286
54,051,897	Series 2008-3423(a)	0.35%	03/15/2038	481,116

Principal Amount/Description		Rate	Maturity	Value
$2,476,364	Series 2008-3423(a)	5.48%	03/15/2038	$253,592
5,052,745	Series 2009-3510(a)	6.58%	02/15/2037	831,707
1,769,469	Series 2009-3523(a)	5.83%	04/15/2039	200,263
315,734	Series 2009-3524(a)	5.37%	06/15/2038	334,135
198,102	Series 2009-3549(a)	5.63%	07/15/2039	20,327
3,472,221	Series 2009-3560(a)	6.23%	11/15/2036	533,312
1,527,908	Series 2010-3630(a)	1.93%	03/15/2017	61,977
1,400,259	Series 2010-3641	4.50%	03/15/2040	1,457,045
394,738	Series 2010-3688	4.00%	07/15/2029	406,019
2,177,236	Series 2010-3726(a)	5.88%	09/15/2040	290,968
12,114,202	Series 2010-3728(a)	4.28%	09/15/2040	1,186,913
32,446	Series 2010-3745(a)	9.67%	10/15/2040	29,806
141,975	Series 2010-3766(a)	9.67%	11/15/2040	137,016
250,000	Series 2010-3779	4.00%	12/15/2030	258,428
750,000	Series 2010-3779	3.50%	12/15/2030	711,966
459,018	Series 2010-3779	4.50%	12/15/2040	455,665
135,973	Series 2011-3786(a)	9.17%	01/15/2041	130,551
1,123,527	Series 2011-3795	4.00%	01/15/2041	1,083,307
191,547	Series 2011-3798(a)	9.17%	11/15/2040	173,663
34,232	Series 2011-3805(a)	9.17%	02/15/2041	33,227
600,000	Series 2011-3808	3.50%	02/15/2031	579,958
61,392	Series 2011-3809(a)	9.16%	02/15/2041	58,592
3,793,367	Series 2011-3815(a)	5.68%	02/15/2041	549,553
500,000	Series 2011-3824	3.50%	03/15/2031	484,621
1,928,571	Series 2011-3824(a)	6.93%	08/15/2036	304,001
692,126	Series 2011-3857(a)	8.93%	05/15/2041	623,514
1,442,253	Series 2011-3863	5.50%	08/15/2034	1,587,308
901,689	Series 2011-3864(a)	8.86%	05/15/2041	842,212
1,147,041	Series 2011-3871	5.50%	06/15/2041	1,287,354
3,629,935	Series 2011-3872(a)	5.78%	06/15/2041	436,344
1,982,369	Series 2011-3888	4.00%	07/15/2041	1,929,047
3,121,039	Series 2011-3894	4.50%	07/15/2041	3,270,331
2,246,945	Series 2011-3910	5.00%	08/15/2041	2,345,541
46,615	Series 2011-3924(a)	9.23%	09/15/2041	46,876
4,159,257	Series 2011-3924(a)	5.83%	09/15/2041	447,985
4,672,204	Series 2011-3925	3.00%	09/15/2021	380,089
3,185,192	Series 2012-4057	4.00%	06/15/2042	2,827,422
9,718,101	Series 2013-4196(a)	5.20%	03/15/2043	6,712,205
	Federal National Mortgage Association Pool
288,441	Series Pool #555743	5.00%	09/01/2033	314,817
349,703	Series Pool #735382	5.00%	04/01/2035	380,400
911,428	Series Pool #735383	5.00%	04/01/2035	991,697
650,668	Series Pool #735484	5.00%	05/01/2035	707,752
215,340	Series Pool #AH4437	4.00%	01/01/2041	219,440
1,077,776	Series Pool #MA0264	4.50%	12/01/2029	1,148,487
2,501,506	Series Pool #MA3894	4.00%	09/01/2031	2,614,153
	Federal National Mortgage Association REMICS
360,167	Series 2004-46(a)	5.84%	03/25/2034	40,737
2,162,291	Series 2005-104(a)	6.54%	12/25/2033	204,125
942,541	Series 2006-101(a)	6.42%	10/25/2036	150,838
2,688,454	Series 2006-123(a)	6.16%	01/25/2037	431,335
509,554	Series 2007-102(a)	6.24%	11/25/2037	67,674
1,074,851	Series 2007-108(a)	6.20%	12/25/2037	143,699
155,078	Series 2007-30(a)	5.95%	04/25/2037	21,194
2,020,331	Series 2007-38(a)	5.92%	05/25/2037	264,459

Principal Amount/Description		Rate	Maturity	Value
$148,494	Series 2007-51(a)	5.94%	06/25/2037	$18,485
301,326	Series 2007-53(a)	5.94%	06/25/2037	38,344
2,239,745	Series 2007-57(a)	6.46%	10/25/2036	321,612
2,270,384	Series 2007-68(a)	6.49%	07/25/2037	349,482
2,826,839	Series 2008-3(a)	6.30%	02/25/2038	372,362
2,109,747	Series 2008-56(a)	5.90%	07/25/2038	260,815
901,562	Series 2008-81	5.50%	09/25/2038	982,808
2,422,584	Series 2009-111	5.00%	01/25/2040	2,579,742
2,117,673	Series 2009-111(a)	6.09%	01/25/2040	233,545
2,973,361	Series 2009-12(a)	6.44%	03/25/2036	625,548
261,029	Series 2009-28(a)	5.84%	04/25/2037	28,806
1,479,015	Series 2009-41	4.50%	06/25/2039	1,520,504
1,108,357	Series 2009-42(a)	5.84%	06/25/2039	157,243
2,636,765	Series 2009-47(a)	5.94%	07/25/2039	316,151
1,594,145	Series 2009-62(a)	5.94%	08/25/2039	183,053
558,243	Series 2009-66(a)	5.64%	02/25/2038	58,554
668,820	Series 2009-68(a)	5.09%	09/25/2039	58,922
18,497	Series 2010-109(a)	53.15%	10/25/2040	59,218
3,594,888	Series 2010-11(a)	4.64%	02/25/2040	310,440
499,257	Series 2010-111(a)	5.84%	10/25/2040	45,539
569,291	Series 2010-112	4.00%	10/25/2040	588,555
1,600,061	Series 2010-115(a)	6.44%	11/25/2039	262,008
5,737,890	Series 2010-115(a)	5.84%	10/25/2040	1,057,648
3,504,117	Series 2010-15(a)	4.79%	03/25/2040	337,019
609,924	Series 2010-34(a)	4.77%	04/25/2040	65,892
250,025	Series 2010-4(a)	6.07%	02/25/2040	35,728
606,574	Series 2010-58(a)	12.05%	06/25/2040	664,026
2,642,393	Series 2010-75	4.50%	07/25/2040	2,685,792
517,050	Series 2010-9(a)	5.14%	02/25/2040	45,318
3,790,168	Series 2010-9(a)	4.59%	02/25/2040	367,498
145,202	Series 2010-90(a)	5.84%	08/25/2040	15,295
500,000	Series 2011-16	3.50%	03/25/2031	480,920
2,808,817	Series 2011-2	4.00%	02/25/2041	2,772,364
1,000,000	Series 2011-25	3.00%	04/25/2026	981,372
500,000	Series 2011-29	3.50%	04/25/2031	480,330
1,200,000	Series 2011-48(a)	8.87%	06/25/2041	1,174,577
3,261,055	Series 2011-5(a)	6.24%	11/25/2040	489,096
3,780,191	Series 2011-58(a)	6.39%	07/25/2041	556,266
13,642,865	Series 2012-106(a)	5.99%	10/25/2042	2,004,710
2,336,910	Series 2012-124(a)	7.50%	11/25/2042	1,926,717
737,351	Series 2012-140(a)	7.59%	12/25/2042	681,104
8,529,364	Series 2012-20	3.50%	03/25/2042	7,393,858
4,064,172	Series 2012-29(a)	5.84%	04/25/2042	410,209
3,227,428	Series 2012-32	5.00%	04/25/2042	682,088
675,173	Series 2012-55(a)	6.70%	05/25/2042	633,607
12,405,834	Series 2012-65(a)	5.82%	06/25/2042	2,028,404
4,600,964	Series 2012-92	3.50%	08/25/2042	3,738,614
7,234,421	Series 2013-19(a)	5.20%	03/25/2043	5,082,296
9,646,208	Series 2013-51(a)	5.20%	04/25/2043	6,800,104
	Government National Mortgage Association
199,730	Series 2004-83(a)	5.91%	10/20/2034	29,113
213,092	Series 2008-6(a)	6.29%	02/20/2038	35,181
202,404	Series 2008-67(a)	5.83%	08/20/2038	28,340
3,078,925	Series 2008-69(a)	7.46%	08/20/2038	518,670
182,664	Series 2009-10(a)	6.48%	02/16/2039	34,929

Principal Amount/Description		Rate	Maturity	Value
$2,457,173	Series 2009-35	4.50%	05/20/2039	$2,585,695
227,176	Series 2009-6(a)	5.78%	02/20/2038	32,251
4,326,771	Series 2009-75	5.00%	09/20/2039	4,621,350
11,921,940	Series 2010-26(a)	6.08%	02/20/2040	2,253,688
374,439	Series 2010-61(a)	6.38%	09/20/2039	45,723
2,226,980	Series 2010-98(a)	5.92%	03/20/2039	271,104
40,864	Series 2011-12(e)	0.00%	12/20/2040	19,819
2,828,677	Series 2011-45	4.50%	03/20/2041	2,926,403
3,109,163	Series 2011-69(e)	0.00%	05/20/2041	2,566,713
2,246,065	Series 2011-71	4.50%	02/20/2041	2,319,680
5,516,820	Series 2011-71(a)	5.23%	05/20/2041	736,529
1,625,656	Series 2011-72(a)	5.98%	05/20/2041	237,572
8,487,857	Series 2011-89(a)	5.28%	06/20/2041	1,141,498
3,830,890	Series 2012-105(a)	6.03%	01/20/2041	598,979
13,580,804	Series 2013-148(a)	5.51%	10/16/2043	1,944,377

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $157,037,045)				129,573,826

Shares/Description				Value
SHORT-TERM INVESTMENTS - 2.34%
22,981,043	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			22,981,043

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,981,043)				22,981,043

TOTAL INVESTMENTS - 99.25%
(Cost $984,826,545)				972,310,687
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.75%				7,328,468

NET ASSETS - 100.00%				$979,639,155

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2013.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $48,848,092, which represents approximately 4.99% of net assets as of December 31, 2013.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2013, the aggregate market value of those securities was $14,501,657, representing 1.48% of net assets.
(d)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2013.
(e)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

CLO - Collateralized Loan Obligation.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

KPN - Koninklijke PTT Nederland.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

Re-REMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SpA - Societa per Azioni.

See Notes to Quarterly Schedule of Investments.

RiverNorth Equity Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 52.35%
51,119	Adams Express Co.	$668,125
19,400	AllianzGI Equity & Convertible Income Fund	378,688
101,995	Alpine Total Dynamic Dividend Fund	427,359
3,000	BlackRock Enhanced Equity Dividend Trust	23,820
43,998	BlackRock Global Opportunities Equity Trust	658,210
29,163	Boulder Growth & Income Fund, Inc.	234,471
7,400	Boulder Total Return Fund, Inc.	170,274
14,200	CBRE Clarion Global Real Estate Income Fund	112,464
14,373	Central Securities Corp.	312,182
55,150	Clough Global Allocation Fund	848,207
28,700	Clough Global Opportunities Fund	375,109
29,900	Cohen & Steers Closed-End Opportunity Fund, Inc.	375,843
80,759	Cornerstone Total Return Fund, Inc.	488,592
18,745	Eaton Vance Tax-Managed Diversified Equity Income Fund	204,695
3,000	General American Investors Co., Inc.	105,600
79,040	Liberty All Star® Equity Fund	471,869
47,114	Neuberger Berman Real Estate Securities Income Fund, Inc.	204,475
5,700	NexPoint Credit Strategies Fund	53,694
71,069	Royce Focus Trust, Inc.	541,546
9,200	Royce Value Trust, Inc.	147,292
26,786	Tri-Continental Corp.	535,184

TOTAL CLOSED-END FUNDS
(Cost $6,710,652)		7,337,699

COMMON STOCKS - 33.69%
Aerospace/Defense - 1.51%
221	General Dynamics Corp.	21,116
130	Lockheed Martin Corp.	19,326
175	Northrop Grumman Corp.	20,057
218	Raytheon Co.	19,773
433	The Boeing Co.	59,100
636	United Technologies Corp.	72,377

		211,749

Agriculture - 1.22%
376	Archer-Daniels-Midland Co.	16,318
379	Lorillard, Inc.	19,208
1,390	Philip Morris International, Inc.	121,111
292	Reynolds American, Inc.	14,597

		171,234

Auto Parts & Equipment - 0.10%
179	Magna International, Inc.	14,689
Beverages - 1.98%
278	Diageo PLC, ADR	36,813
1,212	PepsiCo, Inc.	100,523
3,388	The Coca-Cola Co.	139,958

		277,294

Shares/Description		Value
Chemicals - 0.34%
733	EI du Pont de Nemours & Co.	$47,623
Commercial Services - 0.36%
361	Automatic Data Processing, Inc.	29,169
271	McGraw Hill Financial, Inc.	21,192

		50,361

Computers - 1.51%
362	Accenture PLC - Class A	29,764
267	Apple, Inc.	149,792
1,132	Hewlett-Packard Co.	31,673

		211,229

Cosmetics/Personal Care - 1.31%
593	Colgate-Palmolive Co.	38,670
1,781	The Procter & Gamble Co.	144,991

		183,661

Distribution/Wholesale - 0.09%
144	Genuine Parts Co.	11,979
Electronics - 0.94%
556	Emerson Electric Co.	39,020
529	Honeywell International, Inc.	48,335
737	Koninklijke Philips NV	27,247
306	TE Connectivity Ltd.	16,863

		131,465

Engineering & Construction - 0.33%
1,720	ABB Ltd., ADR	45,683
Environmental Control - 0.12%
359	Waste Management, Inc.	16,108
Food - 1.02%
305	ConAgra Foods, Inc.	10,279
565	General Mills, Inc.	28,199
316	Kellogg Co.	19,298
522	Sysco Corp.	18,844
103	The JM Smucker Co.	10,673
1,361	Unilever PLC, ADR	56,073

		143,366

Forest Products & Paper - 0.11%
318	International Paper Co.	15,592
Hand/Machine Tools - 0.07%
122	Stanley Black & Decker, Inc.	9,844
Healthcare-Products - 0.54%
371	Baxter International, Inc.	25,803
124	Becton Dickinson and Co.	13,701
620	Medtronic, Inc.	35,582

		75,086

Household Products/Wares - 0.22%
290	Kimberly-Clark Corp.	30,294
Insurance - 0.17%
488	Marsh & McLennan Cos., Inc.	23,600
Machinery - 0.35%
290	Caterpillar, Inc.	26,335
255	Deere & Co.	23,289

		49,624

Media - 0.29%
727	Pearson PLC, ADR	16,285
658	Thomson Reuters Corp.	24,885

		41,170

Shares/Description		Value
Mining - 0.11%
262	Newmont Mining Corp.	$6,034
370	Teck Resources Ltd. - Class B	9,624

		15,658

Miscellaneous Manufacturing - 1.36%
520	3M Co.	72,930
351	Illinois Tool Works, Inc.	29,512
638	Siemens AG, ADR	88,370

		190,812

Office/Business Equipment - 0.21%
940	Canon, Inc., ADR	30,080
Oil & Gas - 5.16%
1,339	Chevron Corp.	167,254
1,022	ConocoPhillips	72,204
1,848	Exxon Mobil Corp.	187,018
490	Marathon Oil Corp.	17,297
470	Occidental Petroleum Corp.	44,697
1,748	Royal Dutch Shell PLC, ADR	124,580
2,089	Statoil ASA, ADR	50,408
975	Total SA, ADR	59,738

		723,196

Pharmaceuticals - 7.46%
1,070	AbbVie, Inc.	56,507
989	AstraZeneca PLC, ADR	58,717
1,211	Bristol-Myers Squibb Co.	64,365
265	Cardinal Health, Inc.	17,705
854	Eli Lilly & Co.	43,554
2,045	GlaxoSmithKline PLC, ADR	109,182
2,021	Johnson & Johnson	185,103
2,182	Merck & Co., Inc.	109,209
1,640	Novartis AG, ADR	131,823
5,362	Pfizer, Inc.	164,238
1,645	Sanofi, ADR	88,221
434	Teva Pharmaceutical Industries Ltd., ADR	17,395

		1,046,019

Retail - 2.92%
207	L Brands, Inc.	12,803
837	McDonald’s Corp.	81,214
409	Target Corp.	25,878
1,207	The Home Depot, Inc.	99,384
493	Walgreen Co.	28,318
2,057	Wal-Mart Stores, Inc.	161,865

		409,462

Semiconductors - 0.99%
226	Analog Devices, Inc.	11,510
3,839	Intel Corp.	99,641
613	Texas Instruments, Inc.	26,917

		138,068

Software - 1.33%
4,974	Microsoft Corp.	186,077
Telecommunications - 1.13%
2,308	Cisco Systems, Inc.	51,769
737	Mobile Telesystems OJSC, ADR	15,941
2,532	NTT DOCOMO, Inc., ADR	41,803
3,010	Telefonaktiebolaget LM Ericsson, ADR	36,842
334	Telekomunikasi Indonesia Persero Tbk PT, ADR	11,974

		158,329

Shares/Description		Value
Toys/Games/Hobbies - 0.10%
308	Mattel, Inc.	$14,655
Transportation - 0.29%
670	CSX Corp.	19,276
236	Norfolk Southern Corp.	21,908

		41,184

Water - 0.05%
630	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	7,144

TOTAL COMMON STOCKS
(Cost $3,901,539)		4,722,335

EXCHANGE-TRADED FUNDS - 11.06%
11,000	PowerShares CEF Income Composite Portfolio	267,740
5,400	iShares® Russell 1000® Value Index Fund	508,518
4,190	SPDR® S&P 500® ETF Trust	773,851

TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,511,688)		1,550,109

SHORT-TERM INVESTMENTS - 2.07%
289,472	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)	289,472

TOTAL SHORT-TERM INVESTMENTS
(Cost $289,472)		289,472

TOTAL INVESTMENTS - 99.17%
(Cost $12,413,351)		13,899,615
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.83%		116,869

NET ASSETS - 100.00%		$14,016,484

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

CEF - Closed-End Fund.

ETF - Exchange Traded Fund.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

RiverNorth Managed Volatility Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares/Description		Value
COMMON STOCKS - 12.60%
Coal - 0.42%
17,600	Arch Coal, Inc.(a)	$78,320
Commercial Services - 0.73%
2,500	Iron Mountain, Inc.(a)	75,875
1,500	The ADT Corp.(a)	60,705

		136,580

Computers - 4.48%
1,300	Apple, Inc.(a)	729,326
2,000	EMC Corp.	50,300
2,000	Hewlett-Packard Co.	55,960

		835,586

Electric - 0.37%
1,500	Exelon Corp.(a)	41,085
1,000	NRG Energy, Inc.	28,720

		69,805

Entertainment - 0.20%
2,000	International Game Technology(a)	36,320
Food - 0.57%
1,000	Kraft Foods Group, Inc.	53,910
1,500	Mondelez International, Inc. - Class A(a)	52,950

		106,860

Home Furnishings - 0.07%
1,000	TiVo, Inc.(a)(b)	13,120
Internet - 0.15%
500	Facebook, Inc. - Class A(a)(b)	27,324
Iron/Steel - 0.11%
800	Cliffs Natural Resources, Inc.(a)	20,968
Mining - 0.75%
3,500	Newmont Mining Corp.(a)	80,605
5,000	Pan American Silver Corp.(a)	58,500

		139,105

Miscellaneous Manufacturing - 0.45%
3,000	General Electric Co.	84,090
Oil & Gas - 0.79%
1,000	Chevron Corp.	124,910
1,300	Denbury Resources, Inc.(b)	21,359

		146,269

Pharmaceuticals - 0.54%
1,000	Eli Lilly & Co.(a)	51,000
1,000	Merck & Co., Inc.(a)	50,050

		101,050

REITS - 0.19%
3,500	Annaly Capital Management, Inc.(a)	34,895
Retail - 0.18%
1,000	Abercrombie & Fitch Co. - Class A(a)	32,910
Semiconductors - 0.69%
4,000	Intel Corp.	103,820
1,700	Marvell Technology Group Ltd.(a)	24,446

		128,266

Shares/Description				Value
Software - 0.74%
3,300	Microsoft Corp.(a)			$123,453
1,000	Nuance Communications, Inc.(a)(b)			15,200

				138,653

Telecommunications - 1.17%
2,000	CenturyLink, Inc.(a)			63,700
2,500	Cisco Systems, Inc.			56,075
2,000	Verizon Communications, Inc.(a)			98,280

				218,055

TOTAL COMMON STOCKS
(Cost $2,337,708)				2,348,176

EXCHANGE-TRADED FUNDS - 12.93%
2,600	Energy Select Sector SPDR® Fund(a)			230,126
35,900	Financial Select Sector SPDR® Fund			784,774
8,900	Health Care Select Sector SPDR® Fund			493,416
28,800	Market Vectors® Gold Miners ETF(a)			608,544
7,700	Utilities Select Sector SPDR® Fund(a)			292,369

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,566,697)				2,409,229

PREFERRED STOCKS - 5.95%
16,600	The Goodyear Tire & Rubber Co., 5.875%			1,109,710

TOTAL PREFERRED STOCKS
(Cost $825,924)				1,109,710

Number of Contracts	Description	Exercise Price	Maturity Date	Value
PURCHASED OPTIONS - 0.80%
Purchased Put Options - 0.20%
6	Apple, Inc.	$555.00	01/10/2014	2,970
20	Facebook, Inc. - Class A	40.00	03/22/2014	950
40	Hewlett-Packard Co.	26.00	01/18/2014	400
40	Intel Corp.	25.00	01/18/2014	820
75	SPDR® S&P 500® ETF Trust	183.00	03/31/2014	30,338
50	SPDR® S&P 500® ETF Trust	175.00	01/03/2014	150
100	SPDR® S&P 500® ETF Trust	170.00	01/18/2014	1,500
30	Yahoo!, Inc.	35.00	01/18/2014	45

TOTAL PURCHASED PUT OPTIONS
(Cost $89,789)				37,173

Purchased Call Options - 0.60%
46	Cisco Systems, Inc.	24.00	02/22/2014	1,219
20	eBay, Inc.	55.00	04/19/2014	6,600
35	EMC Corp.	26.00	01/18/2014	350
32	EMC Corp.	27.00	01/18/2014	80
60	Freeport-McMoRan Copper & Gold, Inc.	40.00	01/18/2014	630
1	Google, Inc.	1015.00	03/22/2014	11,785
30	Guess?, Inc.	35.00	03/22/2014	1,725
90	Industrial Select Sector SPDR® Fund	51.00	01/18/2014	13,320

Number of Contracts		Exercise Price	Maturity Date	Value
42	Juniper Networks, Inc.	$21.00	04/19/2014	$11,403
50	NetApp, Inc.	42.00	03/22/2014	8,350
20	NIKE, Inc.	80.00	01/03/2014	120
8	Occidental Petroleum Corp.	100.00	01/18/2014	308
5	QUALCOMM, Inc.	70.00	01/18/2014	2,175
30	Red Hat, Inc.	52.50	01/18/2014	11,250
15	Safeway, Inc.	32.00	03/22/2014	3,337
39	SPDR® S&P 500® ETF Trust	180.00	01/03/2014	19,149
87	Technology Select Sector SPDR® Fund	37.00	03/22/2014	3,002
250	Technology Select Sector SPDR® Fund	36.00	01/18/2014	6,000
10	Texas Instruments, Inc.	41.00	01/18/2014	2,945
50	Twenty-First Century Fox, Inc.	35.00	01/18/2014	3,375
85	Wal-Mart Stores, Inc.	80.00	01/18/2014	2,125
20	Wells Fargo & Co.	44.00	01/18/2014	3,300

TOTAL PURCHASED CALL OPTIONS
(Cost $85,324)				112,548

TOTAL PURCHASED OPTIONS
(Cost $175,113)				149,721

Shares/Description				Value
SHORT-TERM INVESTMENTS - 34.53%
6,435,287	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			6,435,287

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,435,287)				6,435,287

TOTAL INVESTMENTS - 66.81%
(Cost $12,340,729)				12,452,123
SEGREGATED CASH - 28.27%(c)				5,269,646
OTHER ASSETS IN EXCESS OF LIABILITIES - 4.92%				917,475

NET ASSETS - 100.00%				$18,639,244

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	Cash is being held as collateral for written options.

Common Abbreviations:

ETF - Exchange-Traded Fund.

Ltd. - Limited.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Number of Contracts		Exercise Price	Maturity Date	Value
Written Call Options
(10)	Abercrombie & Fitch Co. - Class A	$37.00	02/22/2014	$(835)
(35)	Annaly Capital Management, Inc.	12.00	01/18/2014	(53)
(6)	Apple, Inc.	580.00	01/10/2014	(1,017)
(7)	Apple, Inc.	600.00	02/22/2014	(7,088)
(100)	Arch Coal, Inc.	5.50	01/18/2014	(350)
(50)	Arch Coal, Inc.	5.00	01/18/2014	(425)
(26)	Arch Coal, Inc.	5.50	04/19/2014	(754)
(20)	CenturyLink, Inc.	34.00	04/19/2014	(900)
(8)	Cliffs Natural Resources, Inc.	27.00	01/18/2014	(536)
(10)	Eli Lilly & Co.	52.50	01/18/2014	(155)
(26)	Energy Select Sector SPDR® Fund	90.00	01/18/2014	(1,014)
(15)	Exelon Corp.	32.00	01/18/2014	(37)
(5)	Facebook, Inc. - Class A	46.00	03/22/2014	(5,075)
(1)	Google, Inc.	1,115.00	03/22/2014	(4,820)
(20)	International Game Technology	20.00	01/18/2014	(150)
(25)	Iron Mountain, Inc.	30.00	01/18/2014	(4,312)
(37)	Juniper Networks, Inc.	22.00	01/18/2014	(3,663)
(95)	Market Vectors® Gold Miners ETF	32.00	01/18/2014	(47)
(101)	Market Vectors® Gold Miners ETF	26.00	01/18/2014	(151)
(100)	Market Vectors® Gold Miners ETF	24.00	03/22/2014	(5,850)
(17)	Marvell Technology Group Ltd.	13.00	01/18/2014	(2,550)
(21)	Microsoft Corp.	41.00	01/18/2014	(52)
(15)	Mondelez International, Inc. - Class A	35.00	01/18/2014	(1,058)
(30)	Newmont Mining Corp.	30.00	01/18/2014	(60)
(10)	Nuance Communications, Inc.	16.00	01/18/2014	(200)
(27)	Pan American Silver Corp.	11.00	01/18/2014	(2,228)
(23)	Pan American Silver Corp.	13.00	04/19/2014	(1,093)
(15)	The ADT Corp.	41.00	01/18/2014	(825)
(50)	The Goodyear Tire & Rubber Co.	18.00	01/18/2014	(29,500)
(164)	The Goodyear Tire & Rubber Co.	19.00	01/18/2014	(80,360)
(257)	The Goodyear Tire & Rubber Co.	19.00	04/19/2014	(131,070)
(10)	TiVo, Inc.	14.00	02/22/2014	(290)
(53)	Utilities Select Sector SPDR® Fund	38.00	01/18/2014	(2,094)
(10)	Verizon Communications, Inc.	50.00	01/18/2014	(175)

Total Written Call Options (Proceeds $178,720)				$(288,787)

Written Put Options
(6)	AbbVie, Inc.	50.00	02/22/2014	(555)
(10)	Abercrombie & Fitch Co. - Class A	29.00	02/22/2014	(755)
(5)	Agrium, Inc.	80.00	01/18/2014	(25)
(6)	Allergan, Inc.	95.00	04/19/2014	(735)
(20)	American Airlines Group, Inc.	18.00	01/18/2014	(50)
(10)	Amgen, Inc.	97.50	01/18/2014	(130)
(5)	Amgen, Inc.	105.00	04/19/2014	(1,352)
(15)	AngloGold Ashanti Ltd.	9.00	04/19/2014	(600)
(35)	Annaly Capital Management, Inc.	10.00	01/18/2014	(770)
(10)	Aon PLC	70.00	01/18/2014	(100)
(20)	Apollo Education Group, Inc.	24.00	01/18/2014	(810)
(25)	Archer-Daniels-Midland Co.	41.00	02/22/2014	(2,575)
(8)	Biogen Idec, Inc.	225.00	01/18/2014	(120)
(10)	Bristol-Myers Squibb Co.	49.00	01/18/2014	(130)
(10)	Bristol-Myers Squibb Co.	50.00	02/22/2014	(805)
(15)	Bristol-Myers Squibb Co.	45.00	06/21/2014	(1,583)
(16)	Cablevision Systems Corp.	16.00	01/18/2014	(280)
(20)	Campbell Soup Co.	37.00	01/18/2014	(100)
(5)	Carnival Corp.	34.50	01/18/2014	(13)

Number of Contracts		Exercise Price	Maturity Date	Value
(4)	Celgene Corp.	$145.00	04/19/2014	$(1,590)
(15)	CenterPoint Energy, Inc.	22.50	01/18/2014	(450)
(5)	Cigna Corp.	72.50	01/18/2014	(25)
(13)	Citigroup, Inc.	48.00	01/18/2014	(156)
(11)	Cliffs Natural Resources, Inc.	24.00	01/18/2014	(297)
(8)	Comcast Corp.	50.00	01/18/2014	(320)
(7)	Crown Castle International Corp.	62.50	04/19/2014	(560)
(6)	CVS Caremark Corp.	60.00	01/18/2014	(24)
(10)	Dollar General Corp.	55.00	01/18/2014	(125)
(11)	eBay, Inc.	50.00	01/18/2014	(137)
(10)	Eli Lilly & Co.	46.00	01/18/2014	(65)
(40)	Energy Select Sector SPDR® Fund	85.00	01/18/2014	(1,040)
(20)	Exelon Corp.	29.00	01/18/2014	(3,300)
(6)	Facebook, Inc. - Class A	37.00	03/22/2014	(147)
(6)	Facebook, Inc. - Class A	43.00	03/22/2014	(510)
(15)	Facebook, Inc. - Class A	40.00	03/22/2014	(713)
(10)	Facebook, Inc. - Class A	45.00	06/21/2014	(2,575)
(20)	Facebook, Inc. - Class A	42.00	06/21/2014	(3,540)
(10)	Family Dollar Stores, Inc.	62.50	01/18/2014	(1,125)
(5)	FedEx Corp.	105.00	01/18/2014	(5)
(6)	First Solar, Inc.	41.00	01/18/2014	(30)
(20)	Ford Motor Co.	15.00	02/22/2014	(820)
(7)	Franklin Resources, Inc.	49.00	01/18/2014	(53)
(8)	Gilead Sciences, Inc.	55.00	01/18/2014	(32)
(5)	Gilead Sciences, Inc.	62.50	01/18/2014	(38)
(15)	International Game Technology	18.00	01/18/2014	(562)
(5)	iShares® Nasdaq Biotechnology ETF	200.00	01/18/2014	(262)
(50)	JC Penney Co., Inc.	12.00	01/18/2014	(14,350)
(8)	JPMorgan Chase & Co.	52.50	04/19/2014	(696)
(4)	Lockheed Martin Corp.	120.00	01/18/2014	(30)
(5)	Marathon Petroleum Corp.	60.00	01/18/2014	(12)
(10)	Marathon Petroleum Corp.	55.00	01/18/2014	(25)
(146)	Market Vectors® Gold Miners ETF	18.50	03/22/2014	(7,373)
(100)	Market Vectors® Gold Miners ETF	21.50	03/22/2014	(17,050)
(4)	McKesson Corp.	150.00	05/17/2014	(2,060)
(20)	Merck & Co., Inc.	44.00	01/18/2014	(110)
(31)	Micron Technology, Inc.	19.00	02/22/2014	(1,674)
(3)	Microsoft Corp.	32.00	01/18/2014	(11)
(10)	Microsoft Corp.	35.00	01/18/2014	(115)
(40)	Microsoft Corp.	36.00	01/18/2014	(840)
(22)	Microsoft Corp.	36.00	02/22/2014	(1,914)
(15)	Mondelez International, Inc. - Class A	29.00	01/18/2014	(37)
(20)	Mondelez International, Inc. - Class A	32.00	01/18/2014	(90)
(8)	Monsanto Co.	100.00	04/19/2014	(832)
(10)	Mylan, Inc.	40.00	04/19/2014	(1,200)
(20)	Peabody Energy Corp.	17.00	01/18/2014	(120)
(10)	PepsiCo, Inc.	72.50	01/18/2014	(40)
(16)	Pfizer, Inc.	28.00	03/22/2014	(416)
(4)	Pioneer Natural Resources Co.	180.00	03/22/2014	(4,260)
(10)	Rowan Co. PLC	32.00	01/18/2014	(75)
(10)	Salesforce.com, Inc.	50.00	01/18/2014	(170)
(7)	Sears Holdings Corp.	42.00	02/22/2014	(1,344)
(5)	Sohu.com, Inc.	70.00	01/18/2014	(587)
(200)	SPDR® S&P 500® ETF Trust	163.00	01/18/2014	(1,700)
(80)	SPDR® S&P 500® ETF Trust	165.00	06/21/2014	(17,840)
(150)	SPDR® S&P 500® ETF Trust	170.00	06/30/2014	(47,625)

Number of Contracts		Exercise Price	Maturity Date	Value
(13)	Teva Pharmaceutical Industries Ltd.	$35.00	01/18/2014	$(45)
(10)	The Charles Schwab Corp.	23.00	03/22/2014	(375)
(6)	The Clorox Co.	82.50	04/19/2014	(540)
(10)	The Dow Chemical Co.	37.00	01/18/2014	(100)
(10)	The Dow Chemical Co.	38.00	03/22/2014	(465)
(5)	The Goldman Sachs Group, Inc.	150.00	01/18/2014	(45)
(18)	The Goodyear Tire & Rubber Co.	22.50	01/10/2014	(180)
(18)	The Procter & Gamble Co.	75.00	04/19/2014	(1,836)
(10)	Time Warner Cable, Inc.	100.00	01/18/2014	(75)
(5)	Twitter, Inc.	59.00	01/10/2014	(988)
(8)	Twitter, Inc.	49.00	03/22/2014	(2,960)
(10)	Twitter, Inc.	40.00	06/21/2014	(3,400)
(15)	United Continental Holdings, Inc.	28.00	01/18/2014	(45)
(10)	United Continental Holdings, Inc.	30.00	03/22/2014	(455)
(15)	US Bancorp	38.00	03/22/2014	(615)
(15)	Walgreen Co.	52.50	01/18/2014	(173)
(10)	Walgreen Co.	55.00	02/22/2014	(945)
(20)	Wells Fargo & Co.	37.00	01/18/2014	(70)
(30)	Yahoo!, Inc.	31.00	01/18/2014	(15)
(15)	Yahoo!, Inc.	36.00	03/22/2014	(1,350)

Total Written Put Options (Proceeds $271,716)				$(167,262)

Total Written Options (Proceeds $450,436)				$(456,049)

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 35.24%
54,887	Aberdeen Asia-Pacific Income Fund, Inc.	$316,149
7,200	Aberdeen Global Income Fund, Inc.	74,880
22,236	Advent Claymore Convertible Securities and Income Fund II	161,878
8,700	Advent/Claymore Enhanced Growth & Income Fund	88,131
11,483	American Strategic Income Portfolio, Inc.	103,232
49,029	Apollo Tactical Income Fund, Inc.	882,522
74,213	Ares Multi-Strategy Credit Fund, Inc.(a)	1,571,089
10,156	Avenue Income Credit Strategies Fund	178,543
12,747	Babson Capital Global Short Duration High Yield Fund	294,711
51,401	BlackRock Corporate High Yield Fund VI, Inc.	625,550
18,818	BlackRock Credit Allocation Income Trust IV, Inc.	245,763
569,251	BlackRock Debt Strategies Fund, Inc.	2,271,313
3,196	BlackRock Defined Opportunity Credit Trust	43,498
60,227	BlackRock Multi-Sector Income Trust	1,030,484
24,008	Blackstone/GSO Long-Short Credit Income Fund	429,023
37,133	Blackstone/GSO Strategic Credit Fund	660,967
37,165	Brookfield Mortgage Opportunity Income Fund, Inc.	615,824
44,005	DWS High Income Opportunities Fund, Inc.	633,672
43,935	DWS High Income Trust	401,566
25,603	Eaton Vance Floating-Rate Income Plus Fund	464,694
61,579	Eaton Vance Floating-Rate Income Trust	940,311
54,690	Eaton Vance Limited Duration Income Fund	836,757
53,747	Eaton Vance Senior Income Trust	371,392
21,476	Eaton Vance Short Duration Diversified Income Fund	327,939
16,009	First Trust High Income Long/Short Fund	275,675
44,461	Helios Multi-Sector High Income Fund, Inc.	267,211
2,500	Helios Strategic Income Fund, Inc.	16,590
31,408	Invesco Van Kampen Dynamic Credit Opportunities Fund	405,163
37,734	Ivy High Income Opportunities Fund	678,457
31,276	Legg Mason BW Global Income Opportunities Fund, Inc.	527,626
115,711	Nuveen Credit Strategies Income Fund	1,125,868
12,594	Nuveen Diversified Currency Opportunities Fund	126,948
4,800	Nuveen Floating Rate Income Fund	57,216
54,345	Nuveen Floating Rate Income Opportunity Fund	661,922
15,427	Nuveen Global Income Opportunities Fund	175,714
13,532	Nuveen Mortgage Opportunity Term Fund	313,130
9,350	Nuveen Preferred & Income Term Fund	206,355
57,357	Nuveen Senior Income Fund	408,955
67,780	PIMCO Corporate & Income Opportunity Fund	1,169,883
80,221	PIMCO Dynamic Credit Income Fund	1,803,368
22,773	PIMCO Dynamic Income Fund	663,378
12,930	PIMCO Income Strategy Fund	146,238
9,236	PIMCO Income Strategy Fund II	91,898
7,537	Prudential Global Short Duration High Yield Fund, Inc.	130,767
23,380	Putnam Premier Income Trust	127,187
55,151	The New America High Income Fund, Inc.	532,207
6,800	Virtus Global Multi-Sector Income Fund	115,056

Shares/Description				Value
30,187	Western Asset Managed High Income Fund, Inc.			$170,858

TOTAL CLOSED-END FUNDS
(Cost $23,477,241)				23,767,558

PREFERRED STOCKS - 0.20%
2,690	Gabelli Global Utility & Income Trust, 6.000%, Perpetual Maturity			136,249

TOTAL PREFERRED STOCKS
(Cost $138,106)				136,249

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 2.46%
$170,000	BMC Software, Initial Term Loan(b)	L+4.5%	09/10/2020	236,592
100,000	Burton’s Foods Holding Ltd., Term B Loan(b)	L+5%	12/18/2020	165,182
360,000	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	358,875
350,000	Fieldwood Energy LLC, Second Lien Term Loan(b)	L+7.125%	09/30/2020	358,239
324,183	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	303,257
245,000	Toys “R” US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	236,196

				1,658,341

TOTAL BANK LOANS
(Cost $1,640,506)				1,658,341

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 2.97%
28,300	Fifth Street Finance Corp.	5.88%	10/30/2024	616,940
23,378	Main Street Capital Corp.	6.13%	04/01/2023	538,863
37,000	Medley Capital Corp.	6.13%	03/30/2023	827,320
800	PennantPark Investment Corp.	6.25%	02/01/2025	18,328

				2,001,451

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES
(Cost $2,228,582)				2,001,451

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 55.38%
Australia - 0.40%
$255,000	FMG Resources August 2006 Pty Ltd.(c)	6.88%	02/01/2018	269,025

Belgium - 0.60%
270,000	Ontex IV SA(d)	9.00%	04/15/2019	404,870

Bermuda - 0.31%
200,000	Seadrill Ltd.(c)	5.63%	09/15/2017	208,000

Canada - 2.18%
375,000	Harvest Operations Corp.	6.88%	10/01/2017	412,500
275,000	HudBay Minerals, Inc.	9.50%	10/01/2020	283,937

Principal Amount/Description		Rate	Maturity	Value
$130,000	Kodiak Oil & Gas Corp.	5.50%	02/01/2022	$130,000
329,000	Novelis, Inc.	8.75%	12/15/2020	367,658
260,000	Precision Drilling Corp.	6.63%	11/15/2020	278,850

				1,472,945
France - 1.18%
200,000	CGG SA	6.50%	06/01/2021	206,000
100,000	Elior Finance & Co. SCA(d)	6.50%	05/01/2020	150,640
100,000	Holding Medi-Partenaires SAS(d)	7.00%	05/15/2020	141,698
200,000	Loxam SAS(d)	7.38%	01/24/2020	295,776

				794,114
Germany - 1.57%
100,000	CeramTec Group GmbH(c)	8.25%	08/15/2021	149,952
100,000	Deutsche Raststaetten Gruppe IV GmbH(c)	6.75%	12/30/2020	144,449
200,000	Techem Energy Metering Service GmbH & Co. KG(d)	7.88%	10/01/2020	309,781
100,000	Trionista TopCo GmbH(c)	6.88%	04/30/2021	145,859
100,000	Unitymedia KabelBW GmbH(d)	9.50%	03/15/2021	160,395
100,000	WEPA Hygieneprodukte GmbH(c)	6.50%	05/15/2020	148,541

				1,058,977
Great Britain - 3.38%
200,000	Arqiva Broadcast Finance PLC(d)	9.50%	03/31/2020	369,279
125,000	Elli Finance UK PLC(d)	8.75%	06/15/2019	230,282
215,000	Pendragon PLC	6.88%	05/01/2020	377,393
100,000	Phosphorus Holdco PLC(c)(e)	10.00%	04/01/2019	161,249
100,000	R&R Pik PLC(c)(e)	9.25%	05/10/2018	142,385
100,000	Thames Water Kemble Finance PLC	7.75%	04/01/2019	181,137
200,000	Tullow Oil PLC(c)	6.00%	11/01/2020	204,000
150,000	Virgin Media Finance PLC(d)	7.00%	04/15/2023	259,571
100,000	Vougeot Bidco PLC(c)	7.88%	07/15/2020	178,347
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	178,346

				2,281,989
Ireland - 1.05%
270,000	Ardagh Glass Finance PLC(d)	8.75%	02/01/2020	395,584
100,000	Nara Cable Funding II Ltd.(d)	8.50%	03/01/2020	160,270
100,000	Nara Cable Funding Ltd.(d)	8.88%	12/01/2018	149,825

				705,679
Italy - 0.39%
150,000	Telecom Italia SpA	6.38%	06/24/2019	260,642

Jersey - 0.80%
200,000	AA Bond Co. Ltd.(d)	9.50%	07/31/2019	365,139
100,000	Hastings Insurance Group Finance PLC(c)	8.00%	10/21/2020	171,391

				536,530
Luxembourg - 5.35%
150,000	Aguila 3 SA(d)	7.88%	01/31/2018	179,297
405,000	ArcelorMittal	5.50%	03/01/2021	431,325
120,000	Befesa Zinc SAU Via Zinc Capital SA(d)	8.88%	05/15/2018	180,355
150,000	Capsugel SA(c)(e)	7.00%	05/15/2019	153,094
400,000	ConvaTec Finance International SA(c)(e)	8.25%	01/15/2019	410,500
120,000	Expro Finance Luxembourg SCA(c)	8.50%	12/15/2016	125,700
120,000	Fiat Finance & Trade SA	6.75%	10/14/2019	179,158
100,000	GCS Holdco Finance I SA(c)	6.50%	11/15/2018	142,214
425,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	470,687
200,000	Matterhorn Midco & Cy SCA(d)	7.75%	02/15/2020	285,327
130,000	Numericable Finance & Co. SCA(d)	8.75%	02/15/2019	204,058

Principal Amount/Description		Rate	Maturity	Value
$100,000	Spie BondCo 3 SCA(d)	11.00%	08/15/2019	$157,386
100,000	Sunrise Communications Holdings SA(d)	8.50%	12/31/2018	150,640
100,000	Telenet Finance Luxembourg SCA(d)	6.38%	11/15/2020	148,576
170,000	Wind Acquisition Finance SA(d)	7.38%	02/15/2018	247,790
100,000	Xella Holdco Finance SA(c)(e)	9.13%	09/15/2018	144,621

				3,610,728
Netherlands - 0.44%
100,000	Schaeffler Holding Finance BV(c)(e)	6.88%	08/15/2018	147,716
100,000	Schaeffler Holding Finance BV(d)(e)	6.88%	08/15/2018	147,717

				295,433
Norway - 0.29%
140,000	Albain Bidco Norway AS(c)	6.75%	11/01/2020	196,611

Spain - 0.61%
180,000	Obrascon Huarte Lain SA(d)	7.63%	03/15/2020	272,080
100,000	PortAventura Entertainment Barcelona BV(c)	7.25%	12/01/2020	141,010

				413,090
Sweden - 0.14%
60,000	Stena AB(d)	7.88%	03/15/2020	94,305

United States - 36.69%
195,000	Access Midstream Partners LP	5.88%	04/15/2021	208,650
415,000	ACCO Brands Corp.	6.75%	04/30/2020	411,887
70,000	Accudyne Industries Borrower LLC(c)	7.75%	12/15/2020	74,550
225,000	ACI Worldwide, Inc.(c)	6.38%	08/15/2020	235,687
240,000	Alphabet Holding Co. Inc(c)(e)	7.75%	11/01/2017	247,950
95,000	Alphabet Holding Co., Inc.(e)	7.75%	11/01/2017	98,147
310,000	American Builders & Contractors Supply Co., Inc.(c)	5.63%	04/15/2021	312,325
290,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	316,100
225,000	Ashtead Capital, Inc.(c)	6.50%	07/15/2022	241,031
213,000	Atkore International, Inc.	9.88%	01/01/2018	230,040
165,000	Audatex North America, Inc.(c)	6.00%	06/15/2021	173,662
320,000	BC Mountain LLC / BC Mountain Finance, Inc.(c)	7.00%	02/01/2021	324,800
175,000	Berry Petroleum Co.	6.38%	09/15/2022	178,937
155,000	BI-LO LLC / BI-LO Finance Corp.(c)(e)	8.63%	09/15/2018	162,750
110,000	Biomet, Inc.	6.50%	08/01/2020	116,050
270,000	Biomet, Inc.	6.50%	10/01/2020	279,450
320,000	Building Materials Corp. of America(c)	6.75%	05/01/2021	347,200
170,000	Cablevision Systems Corp.	5.88%	09/15/2022	163,625
195,000	Caesars Entertainment Operating Co., Inc.	9.00%	02/15/2020	190,612
55,000	Caesars Entertainment Resort Properties LLC(c)	8.00%	10/01/2020	57,475
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.	8.13%	04/30/2020	109,000
125,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.50%	04/30/2021	129,062
275,000	CDR DB Sub, Inc.(c)	7.75%	10/15/2020	275,000
175,000	Chesapeake Energy Corp.	6.63%	08/15/2020	196,437
110,000	Chesapeake Energy Corp.	5.38%	06/15/2021	114,400
220,000	CHS/Community Health Systems, Inc.	7.13%	07/15/2020	228,525
175,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.	8.50%	12/15/2019	190,750

Principal Amount/Description		Rate	Maturity	Value
$66,000	CommScope, Inc.(c)	8.25%	01/15/2019	$72,682
240,000	Cumulus Media Holdings, Inc.	7.75%	05/01/2019	254,400
140,000	Dana Holding Corp.	5.38%	09/15/2021	141,225
370,000	Denali Borrower LLC / Denali Finance Corp.(c)	5.63%	10/15/2020	367,687
315,000	DISH DBS Corp.	5.88%	07/15/2022	316,575
150,000	Dynegy, Inc.(c)	5.88%	06/01/2023	142,500
430,000	First Data Corp.(c)	8.25%	01/15/2021	459,562
80,000	First Data Corp.(c)	11.75%	08/15/2021	84,800
225,000	Flexi-Van Leasing, Inc.(c)	7.88%	08/15/2018	239,625
295,000	Forum Energy Technologies, Inc.(c)	6.25%	10/01/2021	311,225
175,000	Frontier Communications Corp.	7.63%	04/15/2024	175,437
190,000	Global Brass & Copper, Inc.	9.50%	06/01/2019	217,550
165,000	GrafTech International Ltd.	6.38%	11/15/2020	169,950
160,000	Halcon Resources Corp.	9.75%	07/15/2020	167,600
70,000	Halcon Resources Corp.(c)	9.75%	07/15/2020	73,238
315,000	HCA Holdings, Inc.	6.25%	02/15/2021	330,356
315,000	HD Supply, Inc.	7.50%	07/15/2020	340,987
250,000	Healthcare Technology Intermediate, Inc.(c)(e)	7.38%	09/01/2018	261,250
215,000	Hockey Merger Sub 2, Inc.(c)	7.88%	10/01/2021	221,988
100,000	Huntsman International LLC(c)	5.13%	04/15/2021	138,430
145,000	IMS Health, Inc.(c)	6.00%	11/01/2020	154,425
170,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	181,900
235,000	Jarden Corp.	7.50%	01/15/2020	254,975
190,000	JBS USA LLC(c)	8.25%	02/01/2020	207,100
180,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	188,550
210,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	242,550
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	116,325
220,000	Level 3 Financing, Inc.	7.00%	06/01/2020	234,300
170,000	Levi Strauss & Co.	6.88%	05/01/2022	187,850
270,000	LIN Television Corp.	6.38%	01/15/2021	282,150
215,000	Linn Energy LLC / Linn Energy Finance Corp.(c)	7.00%	11/01/2019	218,225
115,000	Meccanica Holdings USA, Inc.(c)	6.25%	07/15/2019	119,326
215,000	Memorial Resource Development LLC(c)(e)	10.00%	12/15/2018	214,463
190,000	MetroPCS Wireless, Inc.(c)	6.25%	04/01/2021	197,838
165,000	Michaels FinCo Holdings LLC / Michaels FinCo, Inc.(c)(e)	7.50%	08/01/2018	172,425
225,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	237,375
150,000	Natural Resource Partners LP(c)	9.13%	10/01/2018	154,125
25,000	Neiman Marcus Group Ltd., Inc.(c)	8.00%	10/15/2021	26,250
220,000	Neiman Marcus Group Ltd., Inc.(c)(e)	8.75%	10/15/2021	231,550
165,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(c)	5.88%	03/15/2022	170,775
75,000	NRG Energy, Inc.	7.88%	05/15/2021	83,437
225,000	NRG Energy, Inc.	6.63%	03/15/2023	227,813
110,000	Oasis Petroleum, Inc.	6.50%	11/01/2021	118,250
115,000	Oasis Petroleum, Inc.(c)	6.88%	03/15/2022	122,475
120,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	128,400
210,000	Party City Holdings, Inc.	8.88%	08/01/2020	236,250
160,000	Penn Virginia Corp.	8.50%	05/01/2020	172,800
50,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp. II(c)	6.50%	05/15/2021	52,000
200,000	Pittsburgh Glass Works LLC(c)	8.00%	11/15/2018	211,500
245,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	254,800

Principal Amount/Description		Rate	Maturity	Value
$330,000	PNK Finance Corp.(c)	6.38%	08/01/2021	$339,075
315,000	Polymer Group, Inc.	7.75%	02/01/2019	337,444
95,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.00%	04/15/2019	102,363
235,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.88%	08/15/2019	262,612
230,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	235,750
250,000	RR Donnelley & Sons Co.	7.00%	02/15/2022	270,000
253,000	Sabine Pass Liquefaction LLC(c)	5.63%	02/01/2021	248,573
385,000	Scientific Games International, Inc.	6.25%	09/01/2020	396,550
175,000	Sealed Air Corp.(c)	8.13%	09/15/2019	197,313
325,000	Sequa Corp.(c)	7.00%	12/15/2017	329,875
195,000	Serta Simmons Holdings LLC(c)	8.13%	10/01/2020	213,038
140,000	Sinclair Television Group, Inc.	5.38%	04/01/2021	138,600
55,000	Sinclair Television Group, Inc.(c)	6.38%	11/01/2021	57,200
235,000	Six Flags Entertainment Corp.(c)	5.25%	01/15/2021	230,300
40,000	Smithfield Foods, Inc.	6.63%	08/15/2022	42,600
195,000	Spectrum Brands Escrow Corp.(c)	6.38%	11/15/2020	208,650
70,000	Sprint Communications, Inc.	7.00%	08/15/2020	76,125
230,000	Sprint Communications, Inc.	6.00%	11/15/2022	225,400
300,000	Sprint Corp.(c)	7.25%	09/15/2021	323,250
230,000	Stone Energy Corp.	7.50%	11/15/2022	241,500
339,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	371,205
170,000	Summit Materials LLC / Summit Materials Finance Corp.	10.50%	01/31/2020	187,850
155,000	Sun Merger Sub, Inc.(c)	5.25%	08/01/2018	162,750
250,000	SunCoke Energy, Inc.	7.63%	08/01/2019	270,625
215,000	SunGard Data Systems, Inc.	7.63%	11/15/2020	235,425
220,000	Tempur Sealy International, Inc.	6.88%	12/15/2020	240,900
105,000	Tenet Healthcare Corp.(c)	6.00%	10/01/2020	109,791
190,000	Tesoro Logistics LP / Tesoro Logistics Finance Corp.	6.13%	10/15/2021	196,650
300,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	319,500
75,000	T-Mobile USA, Inc.(c)	5.25%	09/01/2018	79,219
150,000	T-Mobile USA, Inc.	6.46%	04/28/2019	159,750
40,000	T-Mobile USA, Inc.	6.63%	04/28/2021	42,350
270,000	TMS International Corp.(c)	7.63%	10/15/2021	288,900
145,000	TransDigm, Inc.	5.50%	10/15/2020	142,463
125,000	TransDigm, Inc.	7.50%	07/15/2021	135,000
195,000	Trinseo Materials Operating SCA(c)	8.75%	02/01/2019	202,313
215,000	Tronox Finance LLC	6.38%	08/15/2020	220,375
260,000	Univision Communications, Inc.(c)	6.88%	05/15/2019	279,175
15,000	Univision Communications, Inc.(c)	6.75%	09/15/2022	16,500
100,000	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV(d)	5.75%	02/01/2021	144,460
255,000	Valeant Pharmaceuticals International, Inc.(c)	7.50%	07/15/2021	281,138
175,000	Walter Investment Management Corp.(c)	7.88%	12/15/2021	178,063
85,000	Windstream Corp.	7.75%	10/01/2021	90,525
105,000	Windstream Corp.	7.50%	04/01/2023	106,050
170,000	Wise Metals Group LLC / Wise Alloys Finance Corp.(c)	8.75%	12/15/2018	179,775

Principal Amount/Description		Rate	Maturity	Value
$90,000	WMG Acquisition Corp.(d)	6.25%	01/15/2021	$130,314

				24,748,655

TOTAL HIGH YIELD (Cost $36,415,803)				37,351,593

Shares/Description				Value
SHORT-TERM INVESTMENTS - 5.96%
4,022,610	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			4,022,610

TOTAL SHORT-TERM INVESTMENTS (Cost $4,022,610)				4,022,610

TOTAL INVESTMENTS - 102.21% (Cost $67,922,848)				68,937,802
LIABILITIES IN EXCESS OF OTHER ASSETS - 2.21%				(1,492,796)

NET ASSETS - 100.00%				$67,445,006

(a)	Non-income producing security.
(b)	All or a portion of this position has not settled as of December 31, 2013. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,068,181, which represents approximately 22.34% of net assets as of December 31, 2013.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2013, the aggregate market value of those securities was $5,913,761, representing 8.77% of net assets.
(e)	Pay-in-kind securities.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AS - Anonim Sirket is the Turkish term for Incorporation.

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

KG - Kommanditgesellschaft is the German term for a private limited company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Co.

Pty. - Proprietary.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAS - Societe per actions simplifiee is the French term for a joint stock company.

SCA - Societe en commandite pe actiuni is the Romanian term for limited liability partnership.

SpA - Societa per Azioni.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation
Northern Trust
- London	EUR	133,451	Purchase	01/06/2014	$183,586	$2,885

						$2,885

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Depreciation
Northern Trust
- London	CHF	163,297	Sale	01/06/2014	$183,058	$(2,694)
Northern Trust
- London	EUR	4,856,432	Sale	01/06/2014	6,680,940	(87,631)
Northern Trust
- London	GBP	1,676,051	Sale	01/06/2014	2,775,352	(29,222)

						$(119,547)

*The contracted amount is stated in the currency in which the security is denominated.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

December 31, 2013 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”) and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth Equity Opportunity Fund (the “Equity Opportunity Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Equity Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Equity Opportunity Fund is RiverNorth Capital Management, LLC. The investment objective of the Equity Opportunity Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree,” and with DoubleLine each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Managed Volatility Fund (the “Managed Volatility Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Managed Volatility

Fund is RiverNorth Capital Management, LLC. The investment objective of the Managed Volatility Fund is total return with lower volatility than the Standard and Poor’s 500 Index.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

FOREIGN SECURITIES: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, and U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, and municipal bonds, as well as non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Closing bid and ask option contract quotations are considered to be reflective of the option contract values as of the close of the regular session of trading on the New York Stock Exchange (the “stock market close”), and will be used to determine fair value of the option contracts. On days when the closing market quotations for option contracts are not considered to be reflective of their value as of the stock market close, each of the option contracts held by a Fund will be priced at the average of the bid and asked quotations as of the stock market close by reference to time-stamped quotes obtained from an independent third-party pricing source. If an acceptable quotation is unavailable for a particular contract, that contract will be priced at the mean of the valuations of the two most widely accepted and well documented methods for deriving prices for option contracts, the Black-Scholes model and the binomial model, as of the stock market close.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 1 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser, Sub-Adviser, or valuation committee, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, -Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2013 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$536,789,887	$–	$–	$536,789,887
Exchange-Traded Funds	76,487,863	–	–	76,487,863
Holding & Investment Management Companies	2,624,248	–	–	2,624,248
Preferred Stocks	1,551,578	–	–	1,551,578
Business Development Company Senior Notes	51,179	–	–	51,179
Short-Term Investments	12,201,754	–	–	12,201,754
Total	$629,706,509	$–	$–	$629,706,509

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Total Return Swap Contracts	$–	$69,627	$–	$69,627
Total	$–	$69,627	$–	$69,627

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$390,051,786	$–	$–	$390,051,786
Preferred Stocks	21,959,089	–	–	21,959,089
Business Development Company Senior Notes	26,469,695	–	–	26,469,695
Foreign Corporate Bonds	–	34,037,361	–	34,037,361
U.S. Corporate Bonds	–	33,377,366	–	33,377,366
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	1,944,346	–	1,944,346
Collateralized Loan Obligations	–	7,917,061	–	7,917,061
Non-Agency Collateralized Mortgage Obligations	–	277,102,515	–	277,102,515
U.S. Government Bonds and Notes	–	25,648,359	–	25,648,359
Municipal Bonds	–	1,248,240	–	1,248,240
U.S. Government / Agency Mortgage Backed Securities	–	129,573,826	–	129,573,826
Short-Term Investments	22,981,043	–	–	22,981,043
Total	$461,461,613	$510,849,074	$–	$972,310,687

Equity Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$7,337,699	$–	$–	$7,337,699
Common Stocks	4,722,335	–	–	4,722,335
Exchange-Traded Funds	1,550,109	–	–	1,550,109
Short-Term Investments	289,472	–	–	289,472
Total	$13,899,615	$–	$–	$13,899,615

Managed Volatility Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,348,176	$–	$–	$2,348,176
Exchange-Traded Funds	2,409,229	–	–	2,409,229
Preferred Stocks	1,109,710	–	–	1,109,710
Purchased Options	149,721	–	–	149,721
Short-Term Investments	6,435,287	–	–	6,435,287
Total	$12,452,123	$–	$–	$12,452,123

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(456,049)	$–	$–	$(456,049)
Total	$(456,049)	$–	$–	$(456,049)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$23,767,558	$–	$–	$23,767,558
Preferred Stocks	136,249	–	–	136,249
Bank Loans	–	1,658,341	–	1,658,341
Business Development Company Senior Notes	2,001,451	–	–	2,001,451
High Yield	–	37,351,593	–	37,351,593
Short-Term Investments	4,022,610	–	–	4,022,610
Total	$29,927,868	$39,009,934	$–	$68,937,802

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency
Contracts	$–	$2,885	$–	$2,885
Liabilities
Forward Foreign Currency
Contracts	–	(119,547)	–	(119,547)
Total	$–	$(116,662)	$–	$(116,662)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments.

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performances.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing

The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

The Managed Volatility Fund had the following transactions in written options during the three months ended December 31, 2013.

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, September 30, 2013	1,642	$175,617	1,564	$170,308
Positions opened	3,222	230,414	4,470	500,139
Exercised	(834)	(62,578)	(307)	(21,215)
Expired	(1,605)	(63,553)	(2,784)	(232,405)
Closed	(1,226)	(101,180)	(998)	(145,111)
Split	-	-	-	-
Outstanding, December 31, 2013	1,399	178,720	1,945	$(271,716)
Market Value, December 31, 2013		$288,787		$167,262

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

The Core Opportunity Fund may enter into total return swaps. Total return swaps are agreements that provide the Core Opportunity Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Core Opportunity Fund, and is settled in cash at the end of each month or if the cumulative amount owed to either party is greater than or equal to $250,000. The fee paid by the Core Opportunity Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Core Opportunity Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Core Opportunity Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings. The Core Opportunity Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. The Core Opportunity Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, the Overnight London- Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. These securities will be categorized as Level 2 securities. The Core Opportunity Fund has an agreement with ReFlow Fund, LLC to receive the total return of the Fund, based on its daily change in NAV less USD-LIBOR plus an annualized spread of 1.95%. The agreement terminates November 28, 2014.

At December 31, 2013, the receivable for the open swap agreement was $69,627. In accordance with the swap contract, the Core Opportunity Fund has the ability to adjust the notional amount on a daily basis. For the period ended December 31, 2013, the activity of the swap positions in the Core Opportunity Fund is summarized below:

Beginning of period	$20,000,000
Increases	0
Decreases	0

End of Period	$20,000,000

5. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2013, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$77,759,862	(478,634)	$76,848,522	$552,857,987
Strategic Income Fund*	44,492,634	(57,693,782)	(13,201,148)	985,511,835
Equity Opportunity Fund	1,518,490	(32,226)	1,486,264	12,413,351
Managed Volatility Fund*	466,537	(457,695)	8,842	12,443,311
High Income Fund	1,619,612	(618,864)	1,000,748	67,937,054

*	The difference between book and tax basis unrealized appreciation (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

6. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the High Income Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense. At December 31, 2013, the High Income Fund had $300,000 in outstanding loan commitments.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: February 24, 2014

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: February 24, 2014